                                              Registration No. 2-94157/811-04146
        As filed with the Securities and Exchange Commission on October 12, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 76

                                       and

                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 77

                                   ----------

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                   ----------

                                John D. Danello
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

John W. Blouch                    Mark Goshko
Dykema Gossett PLLC               Kirkpatrick & Lockhart Preston Gates Ellis LLP
Franklin Square, Suite 300 West   State Street Financial Center
13001 I Street, N.W.              1 Lincoln Street
Washington D.C.  20005-3306       Boston, MA 02111-2950

                                   ----------

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[X]  on (December 26, 2007) pursuant to paragraph (a)(2)

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               JOHN HANCOCK TRUST

                601 Congress Street, Boston, Massachusetts 02210

THE INFORMATION IN THIS PROSPECTUS IS INCOMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND WE ARE NOT SOLICITING TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

John Hancock Trust ("JHT") is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 111 separate investment funds or portfolios (each a "Fund" and the Funds and Portfolios are referred to as the "Funds," except when disclosure only relates to the Portfolios). The following Funds and Portfolios are described in this Prospectus, other JHT funds are described in detail in a separate prospectus:

Floating Rate Income Trust
Global Asset Allocation Trust
Global Balanced Trust
Lifecycle 2010 Trust
Lifecycle 2015 Trust
Lifecycle 2020 Trust
Lifecycle 2025 Trust
Lifecycle 2030 Trust
Lifecycle 2035 Trust
Lifecycle 2040 Trust
Lifecycle 2045 Trust
Lifecycle 2050 Trust
Lifecycle Retirement Trust

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JHT, THE ADVISER OR ANY SUBADVISERS TO JHT OR THE PRINCIPAL UNDERWRITER OF THE SHARES.

                The date of this Prospectus is December 31, 2007

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
   PERFORMANCE...........................................................     3
INTERNATIONAL FUNDS......................................................     7
   Global Asset Allocation Trust.........................................     7
FIXED INCOME FUNDS.......................................................     9
   Floating Rate Income Trust............................................     9
FUND OF FUNDS............................................................    10
   Global Balanced Trust.................................................    10
   Lifecycle 2010 Trust..................................................    11
   Lifecycle 2015 Trust..................................................    12
   Lifecycle 2020 Trust..................................................    13
   Lifecycle 2025 Trust..................................................    14
   Lifecycle 2030 Trust..................................................    15
   Lifecycle 2035 Trust..................................................    16
   Lifecycle 2040 Trust..................................................    17
   Lifecycle 2045 Trust..................................................    18
   Lifecycle 2050 Trust..................................................    19
   Lifecycle Retirement Trust............................................    20
OTHER PERMITTED INVESTMENTS..............................................    21
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT
   POLICIES..............................................................    24
MANAGEMENT OF JHT........................................................    31
MULTICLASS PRICING; RULE 12B-1 PLANS.....................................    36
GENERAL INFORMATION......................................................    37
APPENDIX A...............................................................    43
FOR MORE INFORMATION.....................................................    54

   FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

JHT is a series trust, which currently has 111 separate investment Funds and Portfolios. The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and the Funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate continuous investments programs for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Principal Risks and Investment Policies."

ADDITIONAL INVESTMENT POLICIES

Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix I of the SAI.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The following and other risks are more fully described below under "Additional Information About the Funds' Principal Risks and Investment Policies."

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Distressed Investments Risk

-    Equity Securities Risk

-    Exchange Traded Funds ("ETFs") Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    High Portfolio Turnover Risk

-    Hedging and Other Strategic Transactions Risk

-    Initial Public Offerings ("IPOs") Risk

-    Investment Company Securities Risk

-    Issuer Risk

-    Liquidity Risk

-    Loans, Loan Participations and Loan Assignments Risk

-    Mortgage-Backed and Asset-Backed Securities Risk

-    Non-Diversified Risk

-    Real Estate Securities Risk

-    Short Sales Risk

-    Small and Medium Size Companies Risk

-    Target Allocation Risks

An investment in any of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

This section of the Prospectus would normally show how a Fund's total return has varied from year to year, along with a broad-based market index for reference. Because each Fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

PORTFOLIO MANAGERS

See "Subadvisory Arrangements and Management Biographies" for information relating to the Funds' portfolio managers.

FEES AND EXPENSES FOR EACH FUND

Each of the Funds may issue three classes of shares: NAV shares, Series I shares and Series II shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I and Series II (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium. and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

                                                                        ACQUIRED
                                                                       FUND FEES      TOTAL      CONTRACTUAL       NET
                                MANAGEMENT     12B-1       OTHER          AND       OPERATING      EXPENSE      OPERATING
FUNDS                              FEES        FEES     EXPENSES(2)   EXPENSES(3)    EXPENSES   REIMBURSEMENT    EXPENSES
-----                           ----------   --------   -----------   -----------   ---------   -------------   ---------
FLOATING RATE INCOME TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
GLOBAL ASSET ALLOCATION TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]

GLOBAL BALANCED TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2010 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2015 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2020 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2025 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2030 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2035 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2040 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2045 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE 2050 TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
LIFECYCLE RETIREMENT TRUST
NAV Class                        [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series I Class                   [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]
Series II Class                  [_____%]    [_____%]     [_____%]      [_____%]     [_____%]      [_____%]      [_____%]

(1)  [Add applicable fee waiver]

(2)  Based on estimated amounts for the current fiscal year.

(3) "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Operating Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Fund's financial statements, which does not include "Acquired Fund Fees and Expenses." Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

EXAMPLE OF EXPENSES FOR EACH FUND

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts shown would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

FUND                             1 YEAR     3 YEAR
----                            --------   --------
FLOATING RATE INCOME TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
GLOBAL ASSET ALLOCATION TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
GLOBAL BALANCED TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2010 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2015 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2020 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2025 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2030 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2035 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2040 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2045 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE 2050 TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]
LIFECYCLE RETIREMENT TRUST
NAV Class                       [$_____]   [$_____]
Series I Class                  [$_____]   [$_____]
Series II Class                 [$_____]   [$_____]

                               INTERNATIONAL FUNDS

GLOBAL ASSET ALLOCATION TRUST

SUBADVISER: Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will invest a significant portion of its assets outside of the U.S. The Fund will allocate its assets between fixed income securities and equity securities based upon the subadviser's targeted asset mix, which may change over time.

The Fund will allocate its investments between equity and fixed income securities based upon the subadviser's targeted asset mix, which may change over time Under normal circumstances the targeted asset mix may range between [75%-60%] equity securities and [40%-25%] fixed income securities and will generally reflect the subadviser's long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity securities, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income securities, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts), convertible securities, preferred stock, convertible preferred stock, rights, warrants, and similar liquid equity equivalents. These equity and equity-related securities may include equity securities of emerging market issuers. The Fund may also invest in fixed-income securities and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates and fixed-income securities. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. Index representation is not a factor in determining permissible investments.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

-    Active Management Risk

-    Equity Securities Risk (including growth investing risk)

-    ETFs Risk

- Fixed Income Securities Risk (including lower rated and high yield securities risk)

-    Foreign Securities Risk

-    Hedging and Other Strategic Transactions Risk

-    High Portfolio Turnover Risk

-    IPOs Risk

-    Issuer Risk

-    Mortgage-Backed and Asset-Backed Securities Risk

-    Real Estate Securities Risk

-    Small and Medium Size Companies Risk

                               FIXED INCOME FUNDS

FLOATING RATE INCOME TRUST

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE:  Seeks a high level of current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund will invest at least 80% of its net assets in floating rate loans, loan participations and fixed income securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized agency such as Moody's or S&P's), at the time of purchase, or are comparable quality as determined by the subadviser.

The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate ("LIBOR") or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund's assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

-    Active Management Risk

-    Distressed Investments Risk

-    Fixed Income Securities Risk, including low rated securities

-    Foreign Securities Risk

-    High Portfolio Turnover Risk

-    Liquidity Risk

-    Loans, Loan Participations and Loan Assignments Risk

-    Non-Diversified Risk

                                  FUND OF FUNDS

GLOBAL BALANCED TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio.

INVESTMENT OBJECTIVE:  Seeks long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests in the JHT Funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below. The Fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The Portfolio currently invests primarily in the Underlying Funds (which are described in Appendix A to the Prospectus) that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in this Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    Active Management Risk

-    Credit and Counterparty Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Issuer Risk

-    Liquidity Risk

LIFECYCLE 2010 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

-    2010 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2015 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015.

Over time, the asset allocation strategy becomes increasingly conservative . After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2015 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2020 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2020 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2025 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2025 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2030 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2030 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2035 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2035 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2040 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2040 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2045 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2045 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE 2050 TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

INVESTMENT OBJECTIVE:  Seeks high total return until its target retirement date.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    2050 Target Allocation Risk

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Short Sales Risk

LIFECYCLE RETIREMENT TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

          - Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifecycle Portfolios.

          - MFC Global Investment Management (U.S.) LLC provides sub-subadvisory services to the Portfolio.

INVESTMENT OBJECTIVE:  Seeks maximum real return, consistent with the preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Portfolio invest in various Funds, as described in Appendix A, that as a group hold a wide range of equity type securities in their portfolios.

The Portfolio may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See Appendix A for a brief description of the goal and strategy of each such Fund and information about the risks of investing in Underlying Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

Principal Risks of Investing in the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its NAV and performance, include:

-    Active Management Risk

-    Commodity Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

-    Equity Securities Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    Fund of Funds Risk

-    Hedging and Other Strategic Transactions Risk

-    Investment Company Securities Risk

-    Retirement Target Allocation Risk

-    Short Sales Risk

                           OTHER PERMITTED INVESTMENTS

The Global Balanced Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust, Lifecycle 2050 Trust, Lifecycle Retirement Trust may engage in the following transactions:

-    Purchase U.S. government securities and short-term paper.

- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act, subject to the limits set forth under the 1940 Act and rules thereunder.

- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including Exchange Traded Funds, subject to the limits set forth under the 1940 Act and rules thereunder.

-    Purchase securities of registered closed-end investment companies.

-    Purchase domestic and foreign equity and fixed income securities.

- Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

- Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as "junk bonds").

- Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.

- Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.

- Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

      ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS' PRINCIPAL RISKS AND
                               INVESTMENT POLICIES

COMMODITY RISK

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

DERIVATIVES RISK

A Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

FUND OF FUNDS RISK

A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolios invest in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio's asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

INVESTMENT COMPANY SECURITIES RISK

The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

SHORT SALES RISK

Short sales involve costs and risk. The Portfolios must pay the lender interest on the securities they borrow, and the Portfolios will lose money if the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed securities.

TARGET ALLOCATION RISKS

The Portfolios have target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Trust is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Trust is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Trust is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Trust is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Trust is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Trust is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Trust is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Trust is 100% equity securities and 0% fixed income securities; and Lifecycle 2050 Trust is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." Over time, as a Portfolio gets closer to its target date the Portfolio's asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income and short-term fixed income securities are explained under "Interest Rate Risk," "Credit and Counterparty Risk" and "Lower Rated Fixed Income Securities Risk." A Portfolio's transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

LIFECYCLE RETIREMENT PORTFOLIO RISK.

The target allocation for the Lifecycle Retirement Trust is 50% equity securities and 50% fixed income securities. When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity Securities Risk." The risks associated with fixed income and short-term fixed income securities are explained under "Interest rate risk," "Credit and Counterparty Risk" and "Lower Rated Fixed Income Securities Risk."

     ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT
                                    POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

CREDIT AND COUNTERPARTY RISK

Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DISTRESSED INVESTMENTS RISK

A Fund that invests in distressed investments including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser's evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund's original investment.

EQUITY SECURITIES RISK

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

EXCHANGE TRADED FUNDS ("ETFS") RISK

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees, which increase their costs.

FIXED INCOME SECURITIES RISK

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk; and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed income security, the more susceptible it is to interest rate risk.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities, commonly referred to as "junk" securities, are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE DEBT SECURITIES Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P (or, if unrated, of comparable quality as determined by the subadviser).

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated Baa by Moody's or BBB by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated Ba and below by Moody's and BB and below by S&P), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- Price Volatility. The price of lower rated fixed income securities may be more volatile than that of securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

- Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

- Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

FOREIGN SECURITIES RISK

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

- Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries, which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions that may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- Settlement of Securities Transactions. Foreign countries, especially emerging market countries, may also have problems associated with settlement of securities transactions. Such problems could cause the Fund to suffer a loss if a security sold declines in value or a security purchased increase in value while settlement of the transactions is delayed.

- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS RISK

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI.

The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market or market risk. The hedging and other strategic transactions, which may be used but are not limited to the following:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

- financial futures contracts (including stock index and other securities futures),

- interest rate transactions, a Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions,

- currency transactions, a Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions,

- swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),

-    caps, floors and collars, and

-    structured notes, and similar securities.

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

Hedging and other strategic transactions may be used for the following purposes, among others:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,

-    to protect a Fund's unrealized gains in the value of its securities,

-    to facilitate the sale of a Fund's securities for investment purposes,

-    to manage the effective maturity or duration of a Fund's securities,

- to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

HIGH PORTFOLIO TURNOVER RISK

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK

Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

INVESTMENT COMPANY SECURITIES RISK

Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

ISSUER RISK

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

LOANS, LOAN PARTICIPATIONS AND LOAN ASSIGNMENTS RISK

A Fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower's non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser's credit analysis of the borrower, and in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans that are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments that are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of this pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

NON-DIVERSIFIED RISK

Any Fund that is diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code of 1986 (the "Code"). Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

REAL ESTATE SECURITIES RISK

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

-    Declines in the value of real estate;

-    Risks related to general and local economic conditions;

-    Possible lack of availability of mortgage funds;

-    Overbuilding;

-    Extended vacancies of properties;

-    Increased competition;

-    Increases in property taxes and operating expenses;

-    Changes in zoning laws;

-    Losses due to costs resulting from the clean-up of environmental problems;

- Liability to third parties for damages resulting from environmental problems;

-    Casualty or condemnation losses;

-    Limitations on rents;

-    Changes in neighborhood values and the appeal of properties to tenants; and

-    Changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts ("REITs") and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

SHORT SALES RISK

The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales

"against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will: (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short; or
(ii) otherwise cover its short position.

SMALL AND MEDIUM SIZE COMPANIES RISK

Small or Unseasoned Companies:

- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

These investment strategies and securities are described further in the SAI.

                                MANAGEMENT OF JHT

ADVISORY ARRANGEMENTS

John Hancock Investment Management Services, LLC (the "Adviser") is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any of JHT portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser: (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund;
(ii) reviews the performance of the subadvisers; and (iii) reports periodically on such performance to the Trustees of JHT.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each Fund will be available in JHT's annual report to shareholders for the fiscal year ended December 31, 2007.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

Under the advisory agreement, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT. The following tables present a schedule of the management fees each Fund currently is obligated to pay the Adviser as an annual percentage of the current value of the Fund's net assets.

GLOBAL BALANCED TRUST, LIFECYCLE 2010 TRUST, LIFECYCLE 2015 TRUST, LIFECYCLE 2020 TRUST, LIFECYCLE 2025 TRUST, LIFECYCLE 2030 TRUST, LIFECYCLE 2035 TRUST, LIFECYCLE 2040 TRUST, LIFECYCLE 2045 TRUST, LIFECYCLE 2050 TRUST, LIFECYCLE RETIREMENT TRUST The Global Balanced Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust, Lifecycle 2050 Trust, Lifecycle Retirement Trust pay the Adviser a management fee which has two components: (a) a fee on net assets invested in Affiliated Funds ("Affiliated Fund Assets") and (b) a fee on net assets not invested in Affiliated Funds ("Other Assets"). Affiliated Funds are any fund of JHT, John Hancock Funds II and John Hancock Funds III, excluding the following Funds: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, and Bond Index Trust B.

ADVISORY FEE ON AFFILIATED FUND ASSETS

(a) The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of each of the Funds determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of each of the Funds.

                             NET ASSETS OF EACH FUND

    FIRST       EXCESS OVER
$500 MILLION   $500 MILLION
------------   ------------
  [0.050%]       [0.040%]

ADVISORY FEE ON OTHER ASSETS

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of each of the Funds determined in accordance with the following schedule, and that rate is applied to the Other Assets of each of the Funds.

                             NET ASSETS OF EACH FUND

    FIRST       EXCESS OVER
$500 MILLION   $500 MILLION
------------   ------------
  [0.500%]       [0.490%]

FLOATING RATE INCOME TRUST

The Floating Rate Income Trust pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the Fund (together with the assets of the Floating Rate Income Fund, a series of John Hancock Funds II) determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

                                                             [FIRST $500   [NEXT $500   [EXCESS OVER $1
                                                               MILLION]     MILLION]        BILLION]
                                                             -----------   ----------   ---------------
Aggregate Assets of the Fund and Floating Rate Income Fund     [0.700%]     [0.650%]        [0.600%]

[GLOBAL ASSET ALLOCATION TRUST]

The Global Asset Allocation Trust pays the Adviser a management fee for its services to the Fund. The fee is stated as an annual percentage of the current value of the assets of the Fund determined in accordance with the following schedule, and that rate is applied to the assets of the Fund.

                     [FIRST $500   [NEXT $500   [EXCESS OVER $1
                       MILLION]     MILLION]        BILLION]
                     -----------   ----------   ---------------
Assets of the Fund     [0.000%]     [0.000%]        [0.000%]

ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

Advisory Fee Waiver for All Funds of JHT Except Those Noted Below. Effective January 1, 2006, the Adviser agreed to waive its management fee for certain Funds of JHT or otherwise reimburse certain of the expenses of those Funds (the "Participating Funds") as set forth below (the "Reimbursement"). The Participating Funds are all Funds of JHT except the following:

The five Lifestyle Trusts

[The ten Lifecycle Trusts]

[Global Balanced Trust]

Absolute Return Trust

American Bond Trust

American Growth Trust

American International Trust

American Blue Chip Income and Growth Trust

American Growth-Income Trust

American Global Growth Trust

American High-Income Bond Trust

American New World Trust

American Global Small Capitalization Trust

American Asset Allocation Trust

Money Market Trust B

500 Index Trust B

International Equity Index Trust B

Bond Index Trust B

Index Allocation Trust

Franklin Templeton Founding Allocation Trust

American Fundamental Holdings Trust

American Global Diversification Trust

The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to JHT and approval of the Board of Trustees of JHT.

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement will be available in the Fund's annual report to shareholders for the fiscal year ended December 31, 2007.

Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities. Each of the portfolio managers listed below has managed his or her respective Fund since inception and is responsible for the day-to-day management of the respective fund's portfolio.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                          PORTFOLIO MANAGERS
----                         -------------------
LIFECYCLE TRUSTS                 Steve Orlich
                                 Scott Warlow

LIFECYCLE RETIREMENT TRUST       Steve Orlich
                                 Scott Warlow
                                 Mark Schmeer
                                 Barry Evans
                             Demetrius Schetakis

GLOBAL BALANCED TRUST            Steve Orlich
                                 Scott Warlow

- Steve Orlich (since inception). Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

- Scott Warlow (since inception). Mr. Warlow joined MFC Global (U.S.A.) in 2002 and is an Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios, is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

- Mark Schmeer (since inception). Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.).

- Barry Evans (since inception) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

- Demetrius Schetakis (since inception). Mr. Schetakis is the lead manager of the team for the Lifecycle Retirement Portfolio. Mr. Schetakis joined MFC Global (U.S.) in June 2007 and has worked in the investment field since 1985. Prior to his current position, he worked at the Caisse de depot et placement du Quebec for five years, where he managed U.S. equities and a market neutral hedge fund.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

FUND                             PORTFOLIO MANAGERS
----                             ------------------
Global Asset Allocation  Trust   Scott M. Elliott
                                 Evan S. Grace
                                 Rick A. Wurster

- Scott M. Elliott. Managed Fund since inception. Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Elliott joined Wellington Management as an investment professional in 1994.

- Evan S. Grace. Managed Fund since inception. Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the Fund. Mr. Grace joined Wellington Management as an investment professional in 2003. Prior to joining Wellington Management, Mr. Grace was an investment professional with State Street Research (1993 -
     2003).

- Rick A. Wurster. Managed Fund since inception. Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000 - 2006).

WESTERN ASSET MANAGEMENT COMPANY ("WESTERN")

Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of June 31, 2007, Western's current client base totals 739, representing 45 countries, 1,402 accounts, and $574.6 billion in assets.

FUND                         PORTFOLIO MANAGERS
----                         -------------------
Floating Rate Income Trust   Michael C. Buchanan
                             S. Kenneth Leech
                             Timothy J. Settel
                             Stephen A. Walsh

- Michael C. Buchanan (since inception). Western Asset Management Company - Portfolio Manager, 2005-present. Credit Suisse Asset Management - Managing Director, Head of U.S. Credit Products, 2003-2005. Janus Capital Management
     - Executive Vice President, Portfolio Manager, 2003. Blackrock Financial Management - Managing Director, Portfolio Manager, Head of High Yield Trading, 1998-2003.

- S. Kenneth Leech (since inception). Western Asset Management Company - Chief Investment Officer, 1990-present.

- Timothy J. Settel (since inception). Western Asset Management Company - Portfolio Manager/Research Analyst, 2001-present.

- Stephen A. Walsh (since inception). Western Asset Management Company - Deputy Chief Investment Officer, 1991-present.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

Each of the Funds may issue three classes of shares: NAV Shares, Series I shares and Series II shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares and Series II shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12B-1 PLANS OF EACH CLASS

NAV shares are not subject to a Rule 12b-1 fee.

Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets.

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

Rule 12b-1 fees will be paid to the JHT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class;

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class); and

(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

TAXES

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading -- "Additional Information Concerning Taxes." YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Code and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

- would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

- the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS

Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

FOREIGN INVESTMENTS

When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the Prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the SAI for additional information on taxes.

DIVIDENDS

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

- trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by the SEC, or NYSE is closed for other than weekends and holidays;

- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

-    the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV

The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current NAV of the shares of the Fund;

(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT; or

(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of the Funds are computed by:

(i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities

Securities held by each of the Funds, except open-end investment company securities held by a Fund of Funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading: (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of an S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares"), which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of an S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All money market instruments with a remaining maturity of 60 days or less held by the Funds are valued on an amortized cost basis. Underlying Funds shares held by a Fund of Funds are valued at their NAV.

DISRUPTIVE SHORT TERM TRADING

None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund's holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the Funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV;

2. Funds with significant investments in high yield securities that are infrequently traded; and

3.   Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The SAI of JHT contains a description of JHT's policies and procedures regarding disclosure of JHT portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings.")

Each Fund of Funds invests in shares of other Funds. The holdings of each Fund of Funds in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund of funds. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.

    www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT may conflict. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through Rule12b-1 distribution fees or through the Adviser's profit on the advisory fee.

                                   APPENDIX A

                         DESCRIPTION OF UNDERLYING FUNDS

The Funds of Funds may invest in Series NAV shares of any of JHT's Funds (the "Underlying Funds"). The following tables set forth, separately for the fixed income Underlying Funds and the equity Underlying Funds of JHT: (i) the names of the Underlying Funds and of their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and (iii) brief descriptions of the Underlying Fund investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Underlying Funds.

                    FIXED INCOME FUNDS -- JOHN HANCOCK TRUST

                                     ESTIMATED
FUND AND                              EXPENSE
SUBADVISER(S)                          RATIO                       GOAL AND PRINCIPAL STRATEGY
-------------                        ---------   --------------------------------------------------------------
ACTIVE BOND TRUST                      0.64%     To seek income and capital appreciation. Under normal market
Declaration Management & Research                conditions, the Fund invests at least 80% of its net assets
LLC and MFC Global Investment                    (plus any borrowing for investment purposes) in a diversified
Management (U.S.), LLC                           mix of debt securities and instruments.

BOND INDEX TRUST A                     0.55%     To seek to track the performance of the Lehman Brothers
Declaration Management & Research                Aggregate Bond Index (which represents the U.S. investment
LLC                                              grade bond market). Under normal market conditions, the Fund will invest at least 80% of their net assets (plus any
                                                 borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.*

CORE BOND TRUST                        0.79%     To seek total return consisting of income and capital
Wells Capital Management,                        appreciation. Under normal market conditions, the Fund
Incorporated                                     invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations,
                                                 corporate bonds, mortgage-backed and other asset-backed
                                                 securities and money market instruments.

GLOBAL BOND TRUST                      0.80%     To seek maximum total return, consistent with preservation of
Pacific Investment Management                    capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures
                                                 contracts (including related options) with respect to such securities, and options on such securities. These fixed
                                                 income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

HIGH INCOME TRUST                      0.74%     To seek high current income; capital appreciation is a
MFC Global Investment Management                 secondary goal. Under normal market conditions, the Fund
(U.S.), LLC                                      invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign
                                                 corporate bonds, debentures and notes, convertible
                                                 securities, preferred stocks, and domestic and foreign
                                                 government obligations.

HIGH YIELD TRUST                       0.71%     To realize an above-average total return over a market cycle
Western Asset Management Company                 of three to five years, consistent with reasonable risk.
                                                 Under normal market conditions, the Fund invests at least 80%
                                                 of its net assets (plus any borrowings for investment
                                                 purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan
                                                 assignments or participations and convertible securities
                                                 which have the following ratings (or, if unrated, are
                                                 considered by the subadviser to be of equivalent quality):
                                                 Corporate Bonds, Preferred Stocks and Convertible
                                                 Securities -- Moody's (Ba through C);

                                                 S&P (BB through D).

INCOME TRUST                           0.41%     To seek to maximize income while maintaining prospects for
Franklin Advisers, Inc.                          capital appreciation. Under normal market conditions, the
                                                 Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible
                                                 securities.

INVESTMENT QUALITY BOND TRUST          0.67%     To provide a high level of current income consistent with the
Wellington Management Company, LLP               maintenance of principal and liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will
                                                 tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

MONEY MARKET TRUST                     0.51%     To obtain maximum current income consistent with preservation
MFC Global Investment Management                 of principal and liquidity. Under normal market conditions,
(U.S.A.) Limited                                 the Fund invests in high quality, U.S. dollar denominated
                                                 money market instruments.

SHORT-TERM BOND TRUST                  0.62%     To seek income and capital appreciation. Under normal market
Declaration Management & Research                conditions, the Fund invests at least 80% of its net assets
LLC                                              (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and
                                                 instruments. The securities and instruments will have an
                                                 average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

SPECTRUM INCOME TRUST                  0.93%     To seek a high level of current income with moderate share
T. Rowe Price Associates, Inc.                   price fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad
                                                 exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in
                                                 particular market segments over time.

STRATEGIC BOND TRUST                   0.75%     To seek a high level of total return consistent with
Western Asset Management Company                 preservation of capital. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in fixed income
                                                 securities.

STRATEGIC INCOME TRUST                 0.51%     To seek a high level of current income. Under normal market
MFC Global Investment Management                 conditions, the Fund invests at least 80% of its assets in
(U.S.), LLC                                      foreign government and corporate debt securities from
                                                 developed and emerging markets U.S. Government and agency
                                                 securities and domestic high yield bonds.

TOTAL RETURN TRUST                     0.76%     To seek maximum total return, consistent with preservation of
Pacific Investment Management                    capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

U.S. GOVERNMENT SECURITIES TRUST       0.64%     To obtain a high level of current income consistent with
Western Asset Management Company                 preservation of capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)
                                                 in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt
                                                 securities and money market instruments.

U.S. HIGH YIELD BOND TRUST             0.79%     To seek total return with a high level of current income.
Wells Capital Management,                        Under normal market conditions, the Fund invests at least 80%
Incorporated                                     of its net assets (plus any borrowing for investment
                                                 purposes) in corporate debt securities that are, at the time of

                                                 investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as 'junk bonds' or high
                                                 yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible
                                                 securities and bank loans.

                       EQUITY FUNDS -- JOHN HANCOCK TRUST

500 INDEX TRUST                        0.52%     To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                 U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in: (a) the
                                                 common stocks that are included in the S&P 500 Index; and
                                                 (b) securities (which may or may not be included in the
                                                 S&P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

500 INDEX TRUST B                      0.25%     To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                 U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in: (a) the
                                                 common stocks that are included in the S&P 500 Index; and
                                                 (b) securities (which may or may not be included in the
                                                 S&P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

ALL CAP CORE TRUST                     0.83%     To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests in common stocks and other
Americas Inc.                                    equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.*

ALL CAP GROWTH TRUST                   0.90%     To seek long-term capital appreciation. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or
                                                 processes as well as those that have experienced
                                                 above-average, long-term growth in earnings and have
                                                 excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

ALL CAP VALUE TRUST                    0.87%     To seek capital appreciation. Under normal market conditions,
Lord, Abbett & Co. LLC                           the Fund invests in equity securities of U.S. and
                                                 multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index. The Fund will invest the remainder of its assets in mid-sized and small company securities.*

BLUE CHIP GROWTH TRUST                 0.83%     To provide long-term growth of capital. Current income is a
T. Rowe Price Associates, Inc.                   secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms
                                                 that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

CAPITAL APPRECIATION TRUST             0.78%     To seek long-term growth of capital. Under normal market
Jennison Associates LLC                          conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market
                                                 capitalization and that the subadviser believes have
                                                 above-average growth prospects. These companies are generally medium- to large-capitalization companies.

CLASSIC VALUE TRUST                    0.91%     To seek long-term growth of capital. Under normal market
Pzena Investment Management, LLC                 conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund

                                                 may invest in securities of foreign issuers, but will
                                                 generally limit such investments to ADRs and foreign
                                                 securities listed and traded on a U.S. Exchange or the NASDAQ market.

CORE EQUITY TRUST                      0.83%     To seek long-term capital growth. Under normal market
Legg Mason Capital Management,                   conditions, the Fund invests at least 80% of its net assets
Inc.                                             (plus any borrowings for investment purposes) in equity
                                                 securities that, in the subadviser's opinion, offer the
                                                 potential for capital growth.

DYNAMIC GROWTH TRUST                   0.96%     To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests at least 80% of its net assets
Americas Inc.                                    in stocks and other equity securities of medium-sized U.S.
                                                 companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

EMERGING GROWTH TRUST                  1.05%     To seek superior long-term rates of return through capital
MFC Global Investment Management                 appreciation. Under normal market conditions, the Fund seeks
(U.S.), LLC                                      to achieve its objective by investing, primarily in high
                                                 quality securities (those with a proven track record of
                                                 performance and/or growth) and convertible instruments of
                                                 small-cap U.S. companies.

EMERGING SMALL COMPANY TRUST           1.02%     To seek long term capital appreciation. Prior to June 11,
RCM Capital Management LLC ("RCM")               2007: Under normal market conditions, the Fund invests at
                                                 least 80% of its assets (plus borrowings for investment
                                                 purposes) in equity securities of U.S. companies with smaller capitalizations (with RCM defines as companies with market capitalizations of not less than 50% and not more than 200%
                                                 of the weighted average market capitalization of the Russell
                                                 2000 Index (not less than $150 million and not more than $4.4 billion as of December 31, 2005)). The capitalization
                                                 criteria applies at the time of investment. Effective June
                                                 11, 2007, this policy will be changed as follows: Under
                                                 normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies.
                                                 The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a
                                                 market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell
                                                 2000 Index or the S&P Small Cap 600 Index.*

EMERGING MARKETS VALUE TRUST           1.12%     To seek long-term capital appreciation. Under normal
Dimensional Fund Advisors                        circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

EQUITY-INCOME TRUST                    0.84%     To provide substantial dividend income and also long-term
T. Rowe Price Associates, Inc.                   capital appreciation. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well established companies paying above-average dividends.

FINANCIAL SERVICES TRUST               0.86%     To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial
                                                 services and the Fund invests primarily in common stocks of financial services companies.

FUNDAMENTAL VALUE TRUST                0.81%     To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests in common stocks of U.S. companies with
                                                 market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

GLOBAL TRUST                           0.96%     To seek long-term capital appreciation. Under normal market
Templeton Global Advisors Limited                conditions, the Fund invests primarily in the equity
                                                 securities of companies located throughout the world,
                                                 including emerging markets.

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GLOBAL ALLOCATION TRUST                0.98%     To seek total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests in equity and fixed income
                                                 securities of issuers located within and outside the U.S. The
                                                 Fund will allocate its assets between fixed income securities and equity securities.

GLOBAL REAL ESTATE TRUST               1.07%     To seek a combination of long-term capital appreciation and
Deutsche Investment Management                   current income. Under normal market conditions, the Fund
Americas Inc.                                    invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to
                                                 REITs and U.S. and foreign real estate operating companies.
                                                 Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different
                                                 countries, including the U.S.

GROWTH & INCOME TRUST                  0.68%     To seek income and long-term capital appreciation. Under
Independence Investments LLC                     normal market conditions, the Fund invests at least 65% of its total assets in a diversified mix of common stocks of
                                                 large U.S. companies.

GROWTH TRUST                           0.88%     To seek long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth
                                                 characteristics similar to companies included in the Index.
                                                 The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index.*

GROWTH OPPORTUNITIES TRUST             0.94%     To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          in small and mid-cap companies and seeks to achieve its
                                                 objective by outperforming its benchmark, the Russell 2500
                                                 Growth Index. The Fund typically makes equity investments in
                                                 U.S. companies whose stocks are included in the Russell 2500
                                                 Index, and in companies with total market capitalizations
                                                 similar to those of companies with stocks in the Index.*

HEALTH SCIENCES TRUST                  1.14%     To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in common
                                                 stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of
                                                 products or services related to health care, medicine, or the life sciences.

INCOME & VALUE TRUST                   0.86%     To seek the balanced accomplishment of: (a) conservation of
Capital Guardian Trust Company                   principal; and (b) long-term growth of capital and income.
                                                 Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets
                                                 between equity and fixed income securities. Generally,
                                                 between 25% and 75% of the Fund's total assets will be
                                                 invested in fixed income securities unless the subadviser
                                                 determines that some other proportion would better serve the
                                                 Fund's investment objective.

INTERNATIONAL CORE TRUST               0.99%     To seek high total return. The portfolio typically invests in
Grantham, Mayo, Van Otterloo &                   a diversified portfolio of equity investments from developed
Co. LLC                                          markets other than the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity
                                                 investments.

INTERNATIONAL EQUITY INDEX TRUST A     0.56%     To seek to track the performance of abroad-based equity index
SSgA Funds Management, Inc.                      of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market
                                                 conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International
                                                 ("MSCI(R)") All CountryWorld Excluding U.S. Index.*

INTERNATIONAL EQUITY INDEX TRUST B     0.35%     To seek to track the performance of abroad-based equity index
SSgA Funds Management, Inc.                      of foreign companies primarily in developed countries and, to a lesser extent, in
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                                                 emerging markets. Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the
                                                 Morgan Stanley Capital International ("MSCI(R)") All
                                                 CountryWorld Excluding U.S. Index.*

INTERNATIONAL GROWTH TRUST             1.04%     To seek high total return primarily through capital
Grantham, Mayo, Van Otterloo &                   appreciation. Under normal market conditions, the Fund
Co. LLC                                          invests at least 80% of its total assets in equity
                                                 investments. The Fund typically invest in a diversified
                                                 portfolio of equity investments from a number of developed markets outside the U.S.

INTERNATIONAL OPPORTUNITIES TRUST      1.00%     To seek long-term growth of capital. Under normal market
Marsico Capital Management, LLC                  conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in
                                                 companies of any size throughout the world. The Fund invests in issuers from at least three different countries not
                                                 including the U.S. The Fund invests in common stocks of
                                                 companies operating in emerging markets.

INTERNATIONAL SMALL CAP TRUST          1.11%     To seek long-term capital appreciation. Under normal market
Templeton Investment Counsel, LLC                conditions, the Fund will invest at least 80% of its net
                                                 assets (plus any borrowings for investment purposes) in
                                                 securities issued by foreign companies including emerging
                                                 markets which have total stock market capitalizations or
                                                 annual revenues of $4 billion or less.

INTERNATIONAL SMALL COMPANY TRUST      1.09%     To seek long-term capital appreciation. Under normal market
Dimensional Fund Advisors                        conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the
                                                 Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

INTERNATIONAL VALUE TRUST              0.93%     To seek long-term growth of capital. Under normal market
Templeton Investment Counsel, Inc.               conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

INTRINSIC VALUE TRUST                  0.91%     To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies whose stocks, at the time of investment, are
                                                 included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index.*

LARGE CAP TRUST                        0.76%     To seek to maximize total return, consisting of capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to
                                                 that of the Fund's benchmark, the Russell 1000 Index.*

LARGE CAP VALUE TRUST                  0.88%     To seek long-term growth of capital. Under normal market
BlackRock Investment Management,                 conditions, the Fund invests at least 80% of its net assets
LLC                                              (plus any borrowing for investment purposes) in equity
                                                 securities of large cap companies. The Fund will seek to
                                                 achieve this objective by investing in a diversified
                                                 portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000
                                                 Value Index by investing in equity securities that the
                                                 subadviser believes are selling at below normal valuations.*

MANAGED TRUST                          0.72%     To seek income and long-term capital appreciation. Under
Grantham, Mayo, Van Otterloo &                   normal market conditions, the Fund invests primarily in a
Co. LLC and Declaration                          diversified mix of: (a) common stocks of large capitalization
Management & Research LLC                        U.S. companies; and (b) bonds with an overall intermediate term average maturity.

MID CAP INDEX TRUST                    0.52%     To seek to approximate the aggregate total return of a mid cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at
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MFC Global Investment Management                 least 80% of it net assets (plus any borrowings for investment
(U.S.A.) Limited                                 purposes) in: (a) the common stocks that are included in the
                                                 S&P 400 Index; and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.)
                                                 believes as a group will behave in a manner similar to the index.*

MID CAP INTERSECTION TRUST             0.94%     To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP               conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund,
                                                 'medium-sized companies' are those with market
                                                 capitalizations, at the time of investment, within the market capitalization range of companies represented in either the
                                                 Russell MidCap Index or the S&P Mid Cap 400 Index.*

MID CAP STOCK TRUST                    0.88%     To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP               conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized
                                                 companies" are those with market capitalizations within the collective market capitalization range of companies
                                                 represented in either the Russell MidCap Index or the S&P
                                                 MidCap 400 Index.*

MID CAP VALUE EQUITY TRUST             0.99%     To seek long-term growth of capital. Under normal market
RiverSource Investments, LLC                     conditions, the Fund invests at least 80% of its net assets
                                                 (including the amount of any borrowings for investment
                                                 purposes) in equity securities of medium-sized companies.
                                                 Medium-sized companies are those whose market
                                                 capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index.*

MID CAP VALUE TRUST                    0.90%     To seek capital appreciation. Under normal market conditions,
Lord, Abbett & Co. LLC                           the Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index. The Fund
                                                 invests 65% of its total assets in equity securities, which it believes to be undervalued in the marketplace.*

MID VALUE TRUST                        1.06%     To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% (usually higher) of its net assets in companies with market capitalizations that are within the Russell Midcap Index or the Russell Midcap
                                                 Value Index. The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be
                                                 undervalued by various measures and offer good prospects for capital appreciation.*

MUTUAL SHARES TRUST                    1.06%     To seek capital appreciation, which may occasionally be
Franklin Mutual Advisers, LLC                    short-term. Income is a secondary objective. Under normal
                                                 market conditions, the Fund invests mainly in equity
                                                 securities (including convertible securities or securities the subadviser expects to be exchanged for common or
                                                 preferred stock) of companies of any nation that the
                                                 subadviser believes are available at market prices less than their value based on certain recognized or objective criteria
                                                 (intrinsic value).

NATURAL RESOURCES TRUST                1.06%     To seek long-term total return. Under normal market
Wellington Management Company, LLP               conditions, the Fund will invest at least 80% of its net
                                                 assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of natural
                                                 resource-related companies worldwide, including emerging
                                                 markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such
                                                 companies.
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OVERSEAS EQUITY TRUST                  1.12%     To seek long-term capital appreciation. Under normal market
Capital Guardian Trust Company                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of a diversified mix of large established and
                                                 medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

PACIFIC RIM TRUST                      1.01%     To achieve long-term growth of capital. Under normal market
MFC Global Investment Management                 conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                 (plus any borrowings for investment purposes) in common
                                                 stocks and equity- related securities of established,
                                                 larger-capitalization non-U.S. companies located in the
                                                 Pacific Rim region, including emerging markets, that have
                                                 attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

QUANTITATIVE ALL CAP TRUST             0.76%     To seek long-term growth of capital. Under normal market
MFC Global Investment Management                 conditions, the Fund invests at least 65% of its total assets
(U.S.A.) Limited                                 in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three
                                                 market capitalization ranges of large, mid and small.

QUANTITATIVE MID CAP TRUST             0.87%     To seek long-term capital growth. Under normal market
MFC Global Investment Management                 conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                 (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar. The
                                                 Fund may also invest up to 20% of its assets in large-cap
                                                 stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.
QUANTITATIVE VALUE TRUST               0.73%     To seek long-term capital appreciation. Under normal market
MFC Global Investment Management                 conditions, the Fund invests at least 65% of its total assets
(U.S.A.) Limited                                 in large-cap U.S. securities with the potential for long-term growth of capital.
REAL ESTATE EQUITY TRUST               0.90%     To seek long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                   appreciation and current income. Under normal market
                                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50%
                                                 of assets to, real estate activities.

REAL ESTATE SECURITIES TRUST           0.73%     To seek to achieve a combination of long-term capital
Deutsche Investment Management                   appreciation and current income. Under normal market
Americas Inc.                                    conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of REITs and real estate companies. Equity
                                                 securities include common stock, preferred stock and
                                                 securities convertible into common stock.

REAL RETURN BOND TRUST                 0.77%     To seek maximum real return, consistent with preservation of
Pacific Investment Management                    real capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in
                                                 inflation-indexed bonds of varying maturities issued by the
                                                 U.S. and non-U.S. governments, their agencies or
                                                 instrumentalities and corporations.

SCIENCE & TECHNOLOGY TRUST             1.15%     To seek long-term growth of capital. Current income is
T. Rowe Price Associates, Inc.                   incidental to the Fund's objective. Under normal market
and RCM Capital Management LLC                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For
                                                 purposes of satisfying this requirement, common stock may
                                                 include equity linked notes and derivatives relating to
                                                 common stocks, such as options on equity linked notes.

SMALL CAP INTRINSIC VALUE TRUST        0.97%     To seek long-term capital appreciation. Under normal market conditions, the
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MFC Global Investment Management                 Fund invests at least 80% of its net assets (plus any
(U.S.), LLC                                      borrowing for investment purposes) in equity securities of small- capitalization companies. Equity securities include common and preferred stocks and their equivalents.*

SMALL CAP TRUST                        0.89%     reasonable risk to principal. Under normal market conditions,
Independence Investments LLC                     the Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of: (a) $2 billion;,
                                                 (b) the market capitalization of the companies in the
                                                 Russell 2000 Index; and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.*

SMALL CAP GROWTH TRUST                 1.16%     To seek long-term capital appreciation. Under normal market
Wellington Management Company, LLP               conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap
                                                 companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market
                                                 capitalization of any company represented in either the
                                                 Russell 2000 Index or the S&P Small Cap 600 Index.*

SMALL CAP INDEX TRUST                  0.52%     To seek to approximate the aggregate total return of a small
MFC Global Investment Management                 cap U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in: (a) the
                                                 common stocks that are included in the Russell 2000 Index;
                                                 and (b) securities (which may or may not be included in the
                                                 Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

SMALL CAP OPPORTUNITIES TRUST          1.02%     To seek long-term capital appreciation. Under normal market
Munder Capital Management                        conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of small- capitalization companies.
                                                 Small-capitalization companies are those companies with
                                                 market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

SMALL CAP VALUE TRUST                  1.11%     To seek long-term capital appreciation. Under normal market
Wellington Management Company, LLP               conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various
                                                 measures and offer good prospects for capital appreciation.
                                                 For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small
                                                 Cap 600 Index.*

SMALL COMPANY TRUST                    1.31%     To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests at least 80% of its net assets
Management, Inc.                                 (plus any borrowing for investment purposes) in stocks of
                                                 U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index.*

SMALL COMPANY GROWTH TRUST             1.11%     To seek long-term growth of capital. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market
                                                 capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000
                                                 Index during the most recent 11-month period (based on
                                                 month-end data) plus the most recent data during the current month.*

SMALL COMPANY VALUE TRUST              1.06%     To seek long-term growth of capital. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of
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                                                 investment, that do not exceed the maximum market
                                                 capitalization of any security in the Russell 2000 Index. The
                                                 Fund invests in small companies whose common stocks are
                                                 believed to be undervalued.*

SPECIAL VALUE TRUST                    1.03%     To seek long-term capital growth. Under normal market
ClearBridge Advisors, LLC                        conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small
                                                 capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.*

TOTAL STOCK MARKET INDEX TRUST         0.52%     To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                 U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in: (a) the
                                                 common stocks that are included in the Dow Jones Wilshire
                                                 5000 Index; and (b) securities (which may or may not be
                                                 included in the Dow Jones Wilshire 5000 Index) that MFC
                                                 Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

U.S. CORE TRUST                        0.82%     To seek a high total return. Under normal market conditions,
Grantham, Mayo, Van Otterloo &                   the Fund invests at least 80% of its net assets (plus any
Co. LLC                                          borrowing for investment purposes) in investments tied
                                                 economically to the U.S. and it invests in equity investments in U.S. companies whose stocks are included in the S&P 500
                                                 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index.*

U.S. GLOBAL LEADERS GROWTH TRUST       0.72%     To seek long-term growth of capital. Under normal market
Sustainable Growth Advisers, L.P.                conditions, the Fund invests least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in stocks of
                                                 companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average
                                                 sustainable long-term growth.

U.S. LARGE CAP TRUST                   0.87%     To seek long-term growth of capital and income. Under normal
Capital Guardian Trust Company                   market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

U.S. MULTI SECTOR TRUST                0.81%     To seek long term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to
                                                 achieve its objective by outperforming its benchmark, the
                                                 Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index, which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

UTILITIES TRUST                        0.95%     To seek capital growth and current income (income above that
Massachusetts Financial Services                 available from the Fund invested entirely in equity
Company                                          securities). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for
                                                 investment purposes) in securities of companies in the
                                                 utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

VALUE & RESTRUCTURING TRUST            0.87%     To seek long-term capital appreciation. Under normal market
UST Advisers, Inc.                               conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the
                                                 subadviser believes restructuring efforts or industry
                                                 consolidation will serve to highlight the true value of the company.

VALUE TRUST                            0.78%     To realize an above-average total return over a market cycle
Van Kampen                                       of three to five years, consistent with reasonable risk.
                                                 Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index.*

VALUE OPPORTUNITIES TRUST              0.89%     To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its assets in
Co. LLC                                          securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the
                                                 Russell 2500 Value Index. The Fund typically makes equity
                                                 investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies").*

VISTA TRUST                            1.01%     To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests in common stocks of companies
Management, Inc.                                 that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

* "Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap
     600(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500
     Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                              FOR MORE INFORMATION

The following documents are available that offers further information on JHT:

ANNUAL/SEMI ANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information on all aspects of the Funds. JHT's SAI includes a summary of the JHT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

TO REQUEST A FREE COPY OF THE CURRENT PROSPECTUS, ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

                           BY MAIL: John Hancock Trust
                               601 Congress Street
                                Boston, MA 02210

                            BY PHONE: 1-800-344-1029

                  ON THE INTERNET: www.johnhancockannuities.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUNDS
                                  FROM THE SEC:
                        BY MAIL: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        IN PERSON: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                    BY ELECTRONIC REQUEST: publicinfo@sec.gov
                           (duplicating fee required)

                          ON THE INTERNET: www.sec.gov

                           1940 Act File No. 811-04146

                               JOHN HANCOCK TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 31, 2007

Floating Rate Income Trust
Global Asset Allocation Trust
Global Balanced Trust
Lifecycle 2010 Trust
Lifecycle 2015 Trust
Lifecycle 2020 Trust
Lifecycle 2025 Trust
Lifecycle 2030 Trust
Lifecycle 2035 Trust
Lifecycle 2040 Trust
Lifecycle 2045 Trust
Lifecycle 2050 Trust
Lifecycle Retirement Trust

This Statement of Additional Information ("SAI") provides information about the 10 Lifecycle Portfolios and Global Balanced Trust (the "Portfolios") of John Hancock Trust ("JHT"). Each Portfolio is a separate series of JHT and is a "fund of funds" which currently invests in a number of other funds of JHT and may also invest in other funds for which JHT's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Portfolios may also invest in funds where the adviser is not the same as, or affiliated with, the adviser to the Portfolios (also "underlying funds") and in the other permitted investments described in the prospectuses for the Portfolios, dated December 31, 2007. This SAI also provides information about the Floating Rate Income Trust and the Global Asset Allocation Trust (each a "Fund" and the Funds and Portfolios are referred to as the "Funds," except when disclosure only relates to the Portfolios), each a separate series of JHT and an underlying fund. This SAI contains information in addition to the information that is contained in the Prospectus for the Funds dated December 31, 2007 (the "Prospectus"). Information about other funds that are separate series of JHT is included in separate prospectuses and Statements of Additional Information.

This SAI is not a prospectus. It should be read in conjunction with the applicable Prospectus dated December 31, 2007. Copies of the Prospectus can be obtained free of charge by writing or telephoning:

                               John Hancock Trust
                601 Congress Street, Boston, Massachusetts 02210
                                 (800) 344-1029
                          www.johnhancockannuities.com

                                TABLE OF CONTENTS

                                                                            Page
                                                                           -----
ORGANIZATION OF JOHN HANCOCK TRUST .....................................       3
INVESTMENT POLICIES ....................................................       3
ADDITIONAL INVESTMENT POLICIES .........................................      16
RISK FACTORS ...........................................................      19
INVESTMENT RESTRICTIONS ................................................      39
MANAGEMENT OF JHT ......................................................      41
   Independent Trustees ................................................      41
   Interested Trustees .................................................      43
   Principal Officers who are not Trustees .............................      43
   Duties and Compensation of Trustees .................................      45
   Trustee Ownership of Funds ..........................................      46
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES ..................      46
   The Advisory Agreement ..............................................      46
   Subadvisory Agreements ..............................................      48
   Additional Information Applicable to Subadvisory Agreements .........      49
   Other Services ......................................................      50
      PROXY VOTING POLICIES ............................................      50
      DISTRIBUTOR; RULE 12B-1 PLANS ....................................      51
      PORTFOLIO BROKERAGE ..............................................      51
      REDEMPTION OF SHARES .............................................      53
      DETERMINATION OF NET ASSET VALUE .................................      54
      POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS ................      54
      SHAREHOLDERS OF JHT ..............................................      57
      HISTORY OF JHT ...................................................      58
      ORGANIZATION OF JHT ..............................................      58
      ADDITIONAL INFORMATION CONCERNING TAXES ..........................      59
      LEGAL AND REGULATORY MATTERS .....................................      62
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................      62
      CUSTODIAN ........................................................      62
      CODE OF ETHICS ...................................................      62
      MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER ..............      62
APPENDIX I .............................................................     I-1
APPENDIX II ............................................................    II-1
APPENDIX III ...........................................................   III-1
APPENDIX IV ............................................................    IV-1

ORGANIZATION OF JOHN HANCOCK TRUST

JHT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Funds is a series of JHT.

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and each of the Funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Fund assets under management by Manulife Financial and its subsidiaries were Cdn$414 billion (US$355 billion) as of December 31, 2006.

MFC trades as 'MFC' on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under '0945' on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or SAI, the investment objective and policies of the Funds may be changed without shareholder approval. Each Fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or SAI.

Money Market Instruments

Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes.

U.S. Government and Government Agency Obligations

U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"). This guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:

-    Student Loan Marketing Association ("SLMA");

-    Federal Home Loan Banks ("FHLBs");

-    Federal Intermediate Credit Banks; and

-    Federal National Mortgage Association ("Fannie Mae").

U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by SLMA are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

Municipal Obligations

Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from Federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Canadian and Provincial Government and Crown Agency Obligations

Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown Agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

-    Export Development Corporation;

-    Farm Credit Corporation;

-    Federal Business Development Bank; and

-    Canada Post Corporation.

In addition, certain Crown Agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies, which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

-    provincial railway corporation;

-    provincial hydroelectric or power commission or authority;

-    provincial municipal financing corporation or agency; and

-    provincial telephone commission or authority.

Any Canadian obligation acquired will be payable in U.S. dollars.

Certificates of Deposit, Time Deposits and Bankers' Acceptances

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

A subadviser will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P and that the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a Fund's net asset value per share ("NAV") is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Corporate Obligations

Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

Repurchase Agreements

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. A Fund may enter into repurchase agreements with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

-    Federal Reserve System member bank;

- primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division; or

- broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.

The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Foreign Repurchase Agreements

Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Other Instruments

The following discussion provides an explanation of some of the other instruments in that the Funds, may directly invest consistent with their investment objectives and policies.

Warrants

Each Fund may purchase warrants, including warrants traded independently of the underlying securities.

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements

Each Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Mortgage Securities

Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

-    one-year, three-year and five-year constant maturity Treasury Bill rates;

-    three-month or six-month Treasury Bill rates;

-    11th District Federal Home Loan Bank Cost of Funds;

-    National Median Cost of Funds; or

- one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a Fund's NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

-    mortgage bankers;

-    commercial banks;

-    investment banks;

-    savings and loan associations; and

-    special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.

The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called "subprime mortgages" (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.

CMOs purchased by a fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund's net assets. See "Additional Investment Policies - Illiquid Securities" below.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the

Prospectus and this SAI, is expected to contribute to a Fund's relatively stable NAV.

Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under "Asset-Backed Securities" below.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus' disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, "AA" or better by S&P or "Aa" or better by Moody's.

As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

-    liquidity protection; and

-    default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:

- "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

- creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

- "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying assets, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of all CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than those of tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.

The risks of an investment in a CDO depend largely on the quality of the collateral and the tranches of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for treatment as a liquid security. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to the possibility that: (i) distributions from the collateral will not be adequate to meet the CDOs' obligations to make interest or other payments; (ii) the quality of the collateral assets may decline or the obligors of those assets may default; (iii) the Funds (excluding the Lifestyle Trusts) may invest in CDO tranches that are subordinate to other tranches and, therefore, receive payments only after the obligations of the more senior tranches have been satisfied; and (iv) the complex structure of the CDO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds

Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The Funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Loans and Other Direct Debt Instruments

A Fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Fund supply additional cash to a borrower on demand.

High Yield (High Risk) Domestic Corporate Debt Securities

High yield U.S. corporate debt securities in which a Fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The Fund may also invest in bonds with variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

Brady Bonds

Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds ("Brady Bonds"). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the Funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

- the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);

- bonds issued at a discount from face value (generally known as discount bonds);

-    bonds bearing an interest rate which increases over time; and

- bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a Fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund ("IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund invests are likely to be acquired at a discount.

Sovereign Debt Obligations

A Fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Indexed Securities

A Fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

- prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"); or

- an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "Benchmarks").

Hybrid Instruments may take a variety of forms, including, but not limited to:

- debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

- preferred stock with dividend rates determined by reference to the value of a currency; or

- convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See "Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter ("OTC") market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.

Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodity Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.

ADRS, EDRS, GDRS, IDRS AND NVDRS

A Fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts ("ADRs," "EDRs," "GDRs," "IDRs", and "NVDRs" respectively) as described in their investment policies.

Securities of foreign issuers may include ADRs, EDRs, GDRs, IDRs, NVDRs and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.

Securities of foreign issuers also include EDRs, GDRs, IDRs and NVDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.

Variable and Floating Rate Obligations

A Fund may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand; or
(ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

Exchange Traded Funds ("ETFs")

A Fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICIES

The following provides a more detailed explanation of some investment policies.

Lending Securities

Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, a Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. Each Fund entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, "Morgan Stanley"), which permits a Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities loaned will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The following Funds have not entered into a security lending agreement with Morgan Stanley: Value Trust, Money Market Trust and Money Market Trust B.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a Fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to such transactions.

Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

Mortgage Dollar Rolls

Each Fund (except the Money Market Trust) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls." A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position, which matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV.

Illiquid Securities

No Fund, may invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees' oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a Fund's investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the Funds for which they are responsible. To the extent that Rule 144A securities held by a Fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a Fund could be adversely affected.

Investments in Creditors' Claims. A Fund may purchase creditors' claims in bankruptcy ("Creditors' Claims") which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors' Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.

Sellers of Creditors' Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor's Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.

Creditors' Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors' Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors' Claims, such as the High Income Trust, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors' Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.

Although Creditors' Claims can be sold to other investors, the market for Creditors' Claims is not liquid and, as a result, a purchaser of a Creditors' Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors' Claim, especially in the case of unsecured claims.

Short Sales

A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

A Fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that: (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Investment in Other Investment Companies

A Fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by Federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded OTC or a discount to their NAVs. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a Fund can invest in securities of other investment companies is limited by federal securities laws.

Loan Participations and Assignments

A Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Index-Related Securities ("Equity Equivalents")

A Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P Depositary Receipts ("SPDRs") (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on Nasdaq). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund's assets across a broad range of securities.

To the extent a Fund invests in securities of other investment companies, including Equity Equivalents, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a Fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a Fund.

Fixed Income Securities

A Fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as those rated "Aaa", "Aa", "A" and "Baa" by Moody's or "AAA", "AA", "A" and "BBB" by S&P. A Fund may also invest in obligations rated in the lowest of the top four rating categories (such as "Baa" by Moody's or "BBB" by S&P). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying Funds and bears the same risks as those in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks.

Non-Diversified

Certain of the Funds are non-diversified.

Definition of Non-Diversified. Any Fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Equity Securities

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed Income Securities

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk; and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed income securities are riskier than funds that may invest in higher rated fixed income securities.

Investment Grade Fixed Income Securities in the Lowest Rating Category

Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities


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

Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P). The principal risks of investing in these securities are as follows:

Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on Subadviser's Own Credit Analysis. While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and Medium Size Companies

Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., with less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities

Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.

Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund's investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions, which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Fund of Funds Risk Factors

Each fund of funds may invest in shares of the underlying funds. The following discussion provides information on the risks of investing in funds of funds, such as the Lifecycle Trusts and the Global Balanced Trust described in this SAI (the "Allocation Funds").

As permitted by Section 12 of the 1940 Act, each Allocation Fund invests in a number of other Funds and may reallocate or rebalance assets among the underlying funds.

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Fund ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global U.S.A."). Shareholders should note that Rebalancings may affect the underlying Funds. The underlying Funds subject to redemptions by an Allocation Fund may find it necessary to sell securities, and the underlying Funds that receive additional cash from a fund of funds will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Fund owns, redeems, or invests in, a substantial portion of an underlying Fund. Rebalancings could affect the underlying Funds which could adversely affect their performance and, therefore, the performance of each Allocation Fund.

Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the underlying Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each fund of funds. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.

Possible adverse effects of Rebalancings on the underlying Funds:

1. The underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the underlying Funds.

3. When a fund of funds owns a substantial portion of an underlying Fund, a large redemption by the fund of funds could cause that underlying Fund's expenses to increase and could result in its portfolio becoming too small to be economically viable.

4. Rebalancings could accelerate the realization of taxable capital gains in the underlying Funds subject to large redemptions if sales of securities results in capital gains.

Both Allocation Funds and certain of the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each fund of funds and to certain of the underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Funds and the Funds and MFC Global U.S.A. has the responsibility to manage both the fund of funds and certain of the underlying Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the underlying Funds, consistent with pursuing the investment objective of each Allocation Fund.

With respect to Rebalancings, shareholders should also note that MFC Global U.S.A. as the subadviser to both the Allocation Funds' fund of funds and certain of the underlying Funds, may appear to have incentive to allocate more fund of funds assets to those underlying Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying Funds although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.'s allocation of fund of funds assets to the underlying Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised funds unless it is in the best interest of the fund of funds to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a underlying Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.

Stripped Securities

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Securities Linked to the Real Estate Market

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

-    declines in the value of real estate;

-    risks related to general and local economic conditions;

-    possible lack of availability of mortgage funds;

-    overbuilding;

-    extended vacancies of properties;

-    increased competition;

-    increases in property taxes and operating expenses;

-    change in zoning laws;

-    losses due to costs resulting from the clean-up of environmental problems;

- liability to third parties for damages resulting from environmental problems;

-    casualty or condemnation losses;

-    limitations on rents;

-    changes in neighborhood values and the appeal of properties to tenants; and

-    changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries. Securities of companies in the real estate industry include real estate investment trusts ("REITs"), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" for a discussion of the risks associated with investments in these companies.

Industry or Sector Investing

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings, which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Initial Public Offerings ("IPOs")

A Fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities

A Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Fannie Mae. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.

High Yield (High Risk) Securities

General. A Fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

Interest Rate Risk. To the extent a Fund invests primarily in fixed income securities, the Fund's NAV can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed income fund generally rise. Conversely, when interest rates rise, the value of a fixed income fund will decline.

Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a Fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.

Less liquid secondary markets may also affect a Fund's ability to sell securities at their fair value. A Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund's assets invested in illiquid securities may increase.

Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose Funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

-    the obligor's balance of payments, including export performance;

-    the obligor's access to international credits and investments;

-    fluctuations in interest rates; and

-    the extent of the obligor's foreign reserves.

Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

Obligor's Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, which are adjusted based upon international interest rates.

Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things: -reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and -obtaining new credit to finance interest payments.

Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which a Fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P. These securities are rated "Caa" or lower by Moody's or "CCC" or lower by S&P. These securities are considered to have the following characteristics:

-    extremely poor prospects of ever attaining any real investment standing;

-    current identifiable vulnerability to default;

- unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

- are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

-    are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of the Fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a Fund, consistent with its investment objectives and policies, are described below:

- exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

-    financial futures contracts (including stock index futures);

- interest rate transactions, a Fund's interest rate transactions may take the form of swaps, caps, floors and collars;

- currency transactions, a Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts;

- swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

-    structured notes, including hybrid or "index" securities.

Hedging and other strategic transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;

-    to protect a Fund's unrealized gains in the value of its securities;

-    to facilitate the sale of a Fund's securities for investment purposes;

-    to manage the effective maturity or duration of a Fund's securities;

- to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

General Characteristics of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under "Use of Segregated and Other Special Accounts."

Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.

If and to the extent authorized to do so, a Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund's income. Similarly, the sale of put options can also provide fund gains.

Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries. OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

-    insufficient trading interest in certain options;

-    restrictions on transactions imposed by an exchange;

- trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

-    interruption of the normal operations of the OCC or an exchange;

- inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or

- a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any Fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC's staff, OTC options purchased by a Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.


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

Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

A Fund reserves the right to invest in options on instruments and indices, which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts

A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

-    as a hedge against anticipated interest rate, currency or market changes;

-    for duration management;

-    for risk management purposes; and

-    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

With respect to futures contracts that are not legally required to "cash settle," a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract.

With respect to futures that are required to "cash settle," such as Eurodollar, UK 90-day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund's daily marked to market
(net) obligation, if any, (in other words, the fund's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Use Will Be Consistent with Applicable Regulatory Requirements. A Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such Fund and the contracts) will not exceed the total market value of the Fund's securities.

Stock Index Futures

Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:

- In connection with a Fund's investment in common stocks, a Fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

- A Fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund's pending investment in such stocks when they do become available.

- Through the use of Index Futures, a Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs, which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a Fund.

- A Fund may also invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the Funds will act as a "commodity pool" (i.e., a pooled investment vehicle, which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options on Securities Indices and Other Financial Indices

A Fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, a Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options

A Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be "covered." A call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amounts of the Fund's liability under the option written by the Fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions

A Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

-    forward currency contracts;

-    exchange-listed currency futures contracts and options thereon;

-    exchange-listed and OTC options on currencies; and

-    currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under "Swap Agreements and Options on Swap Agreements." A Fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

A Fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

A Fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund's total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments under the non-deliverable forward agreement.

Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the fund's securities or the receipt of income from them.

Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

Cross Hedging. A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure.

Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under "Risk Factors." If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a Fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired Fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's objective.

Swap Agreements and Options on Swap Agreements

Among the hedging and other strategic transactions into which a Fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("Swap Options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index). A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, a Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may also write (sell) and purchase put and call Swap Options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of a fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

A Fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the fund's exposure to loss.

Whether a Fund's use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the Fund investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the Fund investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system;, (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Eurodollar Instruments

A Fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk of Hedging and Other Strategic Transactions

Hedging and other strategic transactions have special risks associated with them, including:

-    possible default by the counterparty to the transaction;

-    markets for the securities used in these transactions could be illiquid;
     and

- to the extent the subadviser's assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.

Losses resulting from the use of hedging and other strategic transactions will reduce a fund's NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.

Options and Futures Transactions. Options transactions are subject to the following additional risks:

- option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and

- options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

- The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.

- Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:

- Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

- Proxy hedging involves determining the correlation between various currencies. If the subadviser's determination of this correlation is incorrect, a Fund's losses could be greater than if the proxy hedging were not used.

- Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States

When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:

- foreign governmental actions affecting foreign securities, currencies or other instruments;

- less stringent regulation of these transactions in many countries as compared to the United States;

- the lack of clearing mechanisms and related guarantees in some countries for these transactions;

- more limited availability of data on which to make trading decisions than in the United States;

- delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

- the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

-    lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by: (a) holding the securities, instruments or currency required to be delivered; or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A Fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the Fund. In addition, if it holds a futures contracts or forward contract, a Fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the Fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

There are two classes of investment restrictions to which JHT is subject in implementing the investment policies of the Funds: (a) fundamental; and (b) nonfundamental. Fundamental restrictions with respect to a Fund may only be changed by a vote of a majority of the Fund's outstanding voting securities, which means a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Fund without shareholder approval.

When submitting an investment restriction change to the holders of JHT's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Fund if a majority of the outstanding voting securities (as described above) of the Fund vote for the approval of the matter, notwithstanding: (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of JHT.

Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (12) are non-fundamental.

Fundamental

A Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.)

In addition, unless a Fund is specifically excepted by the terms of a restriction:

(1) Concentration

Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) Diversification

Each Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Borrowing

Each Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Underwriting

Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Real Estate

Each Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

(6) Commodities

Each Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpretedor modified by regulatory authority having jurisdiction, from time to time.

(7) Loans

Each Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) Senior Securities

Each Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Non-Fundamental

Unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund's net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(11) Purchase securities for the purpose of exercising control or management.

(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the Fund, except in an amount of not more than 33 1/3% of the value of the Fund's total assets and then only to secure borrowings permitted by restrictions (3) and
(10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

MANAGEMENT OF JHT

The business of JHT, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Funds (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the "Distributor") ("interested Trustees"). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all Funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2006, the John Hancock fund complex consisted of 273 funds (including separate series of series mutual funds): John Hancock Funds II ("JHF II") (95 funds), John Hancock Funds III ("JHF III") (13 funds); JHT (111 funds); and 53 other John Hancock funds (the "John Hancock Fund Complex" or "Fund Complex").

INDEPENDENT TRUSTEES

                                                                                                  NUMBER OF
                                                                                                FUNDS IN FUND
                                                                     PRINCIPAL                     COMPLEX
    NAME, ADDRESS, AND                                 OCCUPATION(S) AND OTHER DIRECTORSHIPS     OVERSEEN BY
       BIRTH YEAR            POSITION WITH JHT (1)             DURING PAST FIVE YEARS              TRUSTEE
    ------------------      -----------------------   ---------------------------------------   -------------
Charles L. Bardelis         Trustee (since 1988)      Director, Island Commuter Corp. (Marine        220
601 Congress Street                                   Transport).
Boston, MA 02210
Born: 1941                                            Trustee of John Hancock Funds II (since
                                                      2005), Former Trustee of John Hancock
                                                      Funds III (2005 to 2006).

Peter S. Burgess            Trustee (since 2005)      Consultant (financial, accounting and          220
601 Congress Street                                   auditing matters (since 1999);
Boston, MA 02210                                      Certified Public Accountant; Partner,
Born: 1942                                            Arthur Andersen (prior to 1999).

                                                      Director of the following publicly
                                                      traded companies: PMA Capital
                                                      Corporation (since 2004) and Lincoln
                                                      Educational Services Corporation (since
                                                      2004).

                                                      Trustee of John Hancock Funds II (since
                                                      2005), Former Trustee of John Hancock
                                                      Funds III (2005 to 2006).

Elizabeth G. Cook           Trustee (since 2005)(2)   Expressive Arts Therapist,                     220
601 Congress Street                                   Massachusetts General Hospital
                                                      (September 2001 to present); Expressive
                                                      Arts

Boston, MA 02210                                      Therapist, Dana Farber Cancer Institute
Born: 1937                                            (September 2000 to January 2004);
                                                      President, The Advertising Club of
                                                      Greater Boston.

                                                      Trustee of John Hancock Funds II (since
                                                      2005), Former Trustee of John Hancock
                                                      Funds III (2005 to 2006).

Hassell H. McClellan        Trustee (since 2005)(2)   Associate Professor, The Wallace E.            220
601 Congress Street                                   Carroll School of Management, Boston
Boston, MA 02210                                      College.
Born: 1945
                                                      Trustee of John Hancock Funds II (since
                                                      2005), Former Trustee of John Hancock
                                                      Funds III (2005 to 2006).

James M. Oates              Trustee (since 2004)      Managing Director, Wydown Group                220
601 Congress Street                                   (financial consulting firm)(since
Boston, MA 02210                                      1994); Chairman, Emerson Investment
Born: 1946                                            Management, Inc. (since 2000);
                                                      Chairman, Hudson Castle Group, Inc.
                                                      (formerly IBEX Capital Markets, Inc.)
                                                      (financial services company) (1997 -
                                                      2006); Independent Chairman, Hudson
                                                      Castle Group, Inc. (since 2007)

                                                      Director of the following publicly
                                                      traded companies: Stifel Financial
                                                      (since 1996); Investor Financial
                                                      Services Corporation (since 1995);
                                                      Investors Bank and Trust (1995-2007);
                                                      and Connecticut River Bancorp, Director
                                                      (since 1998).

                                                      Trustee of John Hancock Funds II (since
                                                      2005), Former Trustee of John Hancock
                                                      Funds III (2005 to 2006); Director,
                                                      Phoenix Mutual Funds (since 1988;
                                                      overseeing 20 Funds).

F. David Rolwing            Trustee (since 1997)(3)   Former Chairman, President and CEO,            220
601 Congress Street                                   Montgomery Mutual Insurance Company,
Boston, MA 02210                                      1991 to 1999. (Retired 1999.)
Born: 1934

----------
(1) Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I. Its separate series were combined with corresponding Funds of JHT on April 29, 2005.

(3) Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. Its separate series were combined with corresponding Funds of JHT on December 31, 1996.

JHT from time to time changes subadvisers or engages new subadvisers to the Funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During the two most recent calendar years, the following Independent Trustee (or his immediate family member) owned shares (the value of which exceeded $120,000) of a subadviser (or its controlling parent company). Prior to joining the Board in June 2005, Peter S. Burgess and a trust of which he was a trustee owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc. and Salomon Brothers Asset Management Limited as of the time of the purchase by Mr. Burgess).

INTERESTED TRUSTEES

                                                                                                    NUMBER
                                                                                                 OF FUNDS IN
                                                                     PRINCIPAL                   FUND COMPLEX
      NAME, ADDRESS,                                   OCCUPATION(S) AND OTHER DIRECTORSHIPS     OVERSEEN BY
      AND BIRTH YEAR         POSITION WITH JHT (1)             DURING PAST FIVE YEARS              TRUSTEE
      --------------        -----------------------   ---------------------------------------   -------------
James R. Boyle (2)          Trustee (since 2005)      Chairman and Director, John Hancock            273
601 Congress Street                                   Advisers, LLC, The Berkeley Financial
Boston, MA 02210                                      Group, LLC (holding company) and John
Born: 1959                                            Hancock Funds, LLC.; President, John
                                                      Hancock Annuities; Executive Vice
                                                      President, John Hancock Life Insurance
                                                      Company (since June, 2004); President
                                                      U.S. Annuities; Senior Vice President,
                                                      The Manufacturers Life Insurance
                                                      Company (U.S.A) (prior to 2004).

John D. Richardson (2)(3)   Trustee Emeritus (4)      Trustee of JHT prior to December 14,           220
601 Congress Street         (since December 2006);    2006. Retired; Former Senior Executive
Boston, MA 02210            Trustee (prior to         Vice President, Office of the President,
Born: 1938                  December 2006)            Manulife Financial, February 2000 to
                                                      March 2002 (Retired, March, 2002);
                                                      Executive Vice President and General
                                                      Manager, U.S. Operations, Manulife
                                                      Financial, January 1995 to January
                                                      2000.

                                                      Director of BNS Split Corp and BNS
                                                      Split Corp II, each of which is a
                                                      publicly traded company listed on the
                                                      Toronto Stock Exchange.

----------
(1) Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.

(3) Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc., which merged into JHT on December 31, 1996.

(4) Mr. Richardson retired as Trustee effective December 14, 2006. On such date, Mr. Richardson became a Trustee Emeritus.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                    NUMBER
                                                                                                 OF FUNDS IN
                                                                     PRINCIPAL                   FUND COMPLEX
      NAME, ADDRESS,            POSITION(S) HELD       OCCUPATION(S) AND OTHER DIRECTORSHIPS    OVERSEEN BY
      AND BIRTH YEAR                WITH JHT                    DURING PAST 5 YEARS                TRUSTEE
      --------------        -----------------------   ---------------------------------------   -------------
Keith F. Hartstein (1)      President (since 2005)    Senior Vice President, Manulife Financial      N/A
601 Congress Street                                   Corporation (since 2004); Director,
Boston, MA 02210                                      President and Chief Executive Officer,
Born: 1956                                            the Adviser, The Berkeley Group, John
                                                      Hancock Funds, LLC (since 2005);
                                                      Director, MFC Global Investment
                                                      Management (U.S.), LLC ("MFC Global
                                                      (U.S.)") (since 2005); Director, John
                                                      Hancock Signature Services, Inc. (since
                                                      2005); President and Chief Executive
                                                      Officer, John Hancock Investment
                                                      Management Services, LLC (since 2006);
                                                      President and Chief Executive Officer,
                                                      John Hancock Funds II, John Hancock
                                                      Funds III, and John Hancock Trust;
                                                      Director, Chairman and

                                                      President, NM Capital Management, Inc.
                                                      (since 2005); Chairman, Investment
                                                      Company Institute Sales Force Marketing
                                                      Committee (since 2003); Director,
                                                      President and Chief Executive Officer,
                                                      MFC Global (U.S.) (2005-2006);
                                                      Executive Vice President, John Hancock
                                                      Funds, LLC (until 2005).

John G. Vrysen (1)          Chief Operating Officer   Senior Vice President Manulife                 N/A
601 Congress Street         (since 2007)              Financial Corporation (since 2006),
Boston, MA 02210                                      Executive Vice President and Chief
Born: 1955                  Chief Financial Officer   Financial Officer, John Hancock Funds,
                            (from 2005-2007)          LLC, July 2005 to present; Senior Vice
                                                      President and General Manager, Fixed
                                                      Annuities, John Hancock Financial
                                                      Services, September 2004 to July 2005;
                                                      Executive Vice President, Operations,
                                                      Manulife Wood Logan, July 2000 to
                                                      September 2004.

Francis V. Knox, Jr. (1)    Chief Compliance          Vice President and Chief Compliance            N/A
601 Congress Street         Officer (since 2005)      Officer, John Hancock Investment
Boston, MA 02210                                      Management Services, LLC, the Adviser
Born: 1947                                            and MFC Global (U.S.) (since 2005);
                                                      Chief Compliance Officer, John Hancock
                                                      Funds, John Hancock Funds II, John
                                                      Hancock Funds III and John Hancock
                                                      Trust (since 2005); Vice President and
                                                      Assistant Treasurer, Fidelity Group of
                                                      Funds (until 2004); Vice President and
                                                      Ethics & Compliance Officer, Fidelity
                                                      Investments (until 2001).

Gordon M. Shone (1)         Treasurer (since 2005)    Treasurer, John Hancock Funds (since           N/A
601 Congress Street                                   2006); John Hancock Funds II, John
Boston, MA 02210                                      Hancock Funds III and John Hancock
Born: 1956                                            Trust (since 2005); Vice President and
                                                      Chief Financial Officer, John Hancock
                                                      Trust (2003-2005); Senior Vice
                                                      President, John Hancock Life Insurance
                                                      Company (U.S.A.) (since 2001); Vice
                                                      President, John Hancock Investment
                                                      Management Services, Inc. and John
                                                      Hancock Advisers, LLC (since 2006), The
                                                      Manufacturers Life Insurance Company
                                                      (U.S.A.) (1998 to 2000).

Thomas M. Kinzler (1)       Secretary and Chief       Vice President and Counsel for John            N/A
601 Congress Street         Legal Officer (since      Hancock Life Insurance Company (U.S.A.)
Boston, MA 02110            2006)                     (since 2006); Secretary and Chief Legal
Born: 1955                                            Officer, John Hancock Funds, John
                                                      Hancock Funds II, John Hancock Funds
                                                      III and John Hancock Trust (since
                                                      2006); Vice President and Associate
                                                      General Counsel for Massachusetts
                                                      Mutual Life Insurance Company
                                                      (1999-2006); Secretary and Chief Legal
                                                      Counsel for MML Series Investment Fund
                                                      (2000-2006); Secretary and Chief Legal
                                                      Counsel for MassMutual Institutional
                                                      Funds (2000-2004); Secretary and Chief
                                                      Legal Counsel for MassMutual Select
                                                      Funds and MassMutual Premier Funds
                                                      (2004-2006).

Charles A. Rizzo (1)        Chief Financial Officer   Chief Financial Officer, John Hancock          N/A
Born: 1959                  (since 2007)              Funds, John Hancock Funds II, John
                                                      Hancock Funds III and John Hancock
                                                      Trust (June 2007-Present); Assistant
                                                      Treasurer, Goldman Sachs Mutual Fund
                                                      Complex (registered investment
                                                      companies) (2005-June 2007);
                                                      Vice President, Goldman Sachs
                                                      (2005-June 2007);

                                                      Managing Director and Treasurer of
                                                      Scudder Funds, Deutsche Asset
                                                      Management (2003-2005); Director, Tax
                                                      and Financial Reporting, Deutsche
                                                      Asset Management (2002-2003); Vice
                                                      President and Treasurer, Deutsche
                                                      Global Fund Services (1999-2002).

----------
(1)  Affiliated with the Adviser.

DUTIES AND COMPENSATION OF TRUSTEES

JHT is organized as a Massachusetts business trust. Under JHT's Declaration of Trust, the Trustees are responsible for managing the affairs of JHT, including the appointment of advisers and subadvisers. The Trustees may appoint officers of JHT who assist in managing the day-to-day affairs of JHT.

The Board of Trustees met six times during JHT's last fiscal year. The Board also has a standing Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Oates). The Audit Committee met four times during JHT's last fiscal year to review the internal and external accounting and auditing procedures of JHT and, among other things, to consider the selection of an independent accountant for JHT, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in JHT. Nominations should be forwarded to the attention of the Secretary of JHT at 601 Congress Street, Boston, MA 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 in order to be considered by the Nominating Committee.

The Board of Trustees also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHT. The Compliance Committee is composed solely of Independent Trustees (Ms. Cook, Messrs. McClellan and Rowling) (the Interested Trustees may serve as ex-officio members). The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of Funds. Each Investment Committee is composed solely of Independent Trustees (with the Interested Trustee and the President of JHT serving as an ex-officio member in certain cases). Each Investment Committee met four times during the last fiscal year.

JHT does not pay any remuneration to its Trustees who are officers or employees (or former officers or employees) of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $100,000, a fee of $14,000 for each meeting of the Trustees that they attend in person and a fee of $4,000 for attending any duly constituted in person special committee meeting. The Chairman of the Board of Trustees receives $30,000 as an annual retainer, payable in quarterly installments. The Chairman of the Audit Committee receives $5,000 as an annual retainer, payable in quarterly installments. The Chairman of the Compliance Committee receives $2,500 as an annual retainer, payable in quarterly installments. Trustees are reimbursed for travel and other out-of-pocket expenses.

COMPENSATION TABLE (1)

                                                              TOTAL COMPENSATION FROM JOHN HANCOCK
                          AGGREGATE COMPENSATION FROM JHT      FUND COMPLEX FOR FISCAL YEAR ENDED
NAMES OF TRUSTEE        FISCAL YEAR ENDED DECEMBER 31, 2006             DECEMBER 31, 2006
----------------        -----------------------------------   ------------------------------------
Independent Trustees:
Charles L. Bardelis                   $144,200                              $212,200
Peter S. Burgess                      $149,200                              $217,200
Elizabeth Cook                        $147,950                              $193,950
Hassell H. McClellan                  $144,200                              $212,200
James M. Oates                        $199,200                              $280,534

F. David Rolwing                      $144,200                              $144,200

Interested Trustee:
James R. Boyle                        $      0                              $      0
John D. Richardson                    $      0                              $      0

(1) Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

TRUSTEE OWNERSHIP OF FUNDS

The table below lists the amount of securities of each JHT Fund beneficially owned by each Trustee as of December 31, 2006 (excluding those Funds that had not yet commenced operations on December 31, 2006). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E - $100,001 or more

                           CHARLES L.  PETER S.  ELIZABETH  HASSELL H.  JAMES M.  F. DAVID  JAMES R.
FUNDS*                      BARDELIS    BURGESS   G. COOK    MCCLELLAN    OATES    ROLWING    BOYLE
------                     ----------  --------  ---------  ----------  --------  --------  --------
Floating Rate Income            A          A         A           A          A         A         A
Global Asset Allocation         A          A         A           A          A         A         A
Global Balanced                 A          A         A           A          A         A         A
Lifecycle 2010                  A          A         A           A          A         A         A
Lifecycle 2015                  A          A         A           A          A         A         A
Lifecycle 2020                  A          A         A           A          A         A         A
Lifecycle 2025                  A          A         A           A          A         A         A
Lifecycle 2030                  A          A         A           A          A         A         A
Lifecycle 2035                  A          A         A           A          A         A         A
Lifecycle 2040                  A          A         A           A          A         A         A
Lifecycle 2045                  A          A         A           A          A         A         A
Lifecycle 2050                  A          A         A           A          A         A         A
Lifecycle Retirement            A          A         A           A          A         A         A
Total - John Hancock Fund
   Complex*, **                 E          E         E           A          E         A         C

----------
*    Only Funds owned by a Trustee are listed.

** Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of John Hancock Funds II, which is within the same family of investment companies as JHT.

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

THE ADVISORY AGREEMENT

Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective

Funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. In the case of the Portfolios, the Adviser may elect directly to manage the investment and reinvestment of the assets of the Funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

JHT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of officers and Trustees (other than persons serving as President, Treasurer, Secretary or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

ADVISER COMPENSATION. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to the quotient of: (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees each fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a shareholder of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties;
(ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement; or (iii) a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited to the period and the amount set forth in Section 36(b)(3) of the 1940
Act).

Under the Advisory Agreement, the Fund or any fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect as the Fund or the particular fund. If the Advisory Agreement is no longer in effect, the Fund or the particular fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, John Hancock Life Insurance Company, an affiliate of the Adviser, may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof is the investment adviser.

The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund, and each will terminate automatically if it is assigned.

SUBADVISORY AGREEMENTS

DUTIES OF THE SUBADVISERS. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with MFC Global (U.S.) and the Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned Funds (or portion thereof), subject to the supervision of JHT's Board of Trustees and the Adviser. (In the case of the Deutsche Subadvisory Consulting Agreement and the MFC Global (U.S.) sub-subadvisory agreement, the activities of the subadviser are also subject to the supervision of MFC Global U.S.A in the case of the Deutsche Subadvisory Consulting Agreement and the MFC Global (U.S.) sub-subadvisory agreement.) The subadviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in the Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifecycle Trusts and Global Balanced Trust, Deutsche Investment Management Americas, Inc. ("DIMA") does not purchase and sell securities but rather provides information and services to MFC Global U.S.A. to assist MFC Global U.S.A. in this process as noted below). Each subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned Funds.

SUBADVISORY FEES. As compensation for its services, the Subadviser receives fees from the Adviser computed separately for each fund. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued daily and paid monthly to the subadviser. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund.

As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Fund. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the subadvisory or consulting services as described below.

DIMA SUBADVISORY CONSULTING AGREEMENT FOR THE LIFECYCLE AND GLOBAL BALANCED TRUSTS. The Prospectus refer to a subadvisory consulting agreement between MFC Global U.S.A. and DIMA for the provision of subadvisory consulting services to MFC Global U.S.A. in regards to the Lifecycle and Global Balanced Trusts. A portion of the subadvisory fee paid to MFC Global U.S.A. by the Adviser is paid by MFC Global U.S.A. to DIMA. The Lifecycle and Global Balanced Trusts do not incur any expenses in connection with DIMA's services other than the advisory fee.

The information and services DIMA provides to MFC Global U.S.A. pursuant to the Subadvisory Consulting Agreement for the Funds are as follows:

DIMA will provide MFC Global U.S.A. the following information and services as may be requested by MFC Global U.S.A. from time to time:

- calculate the probability that the subadvisers to the non-Lifecycle and Global Balanced Trusts outperform their performance benchmarks;

- perform statistical performance analysis of historical manager returns for managers that MFC Global U.S.A. would like to include in its potential line up on a quarterly basis;

- using DIMA's proprietary optimization technology, DIMA will seek to optimize the Lifecycle and Global Balanced Trusts' investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Fund, and any constraints that MFC Global U.S.A. may specify on allocations to non-Funds) on a quarterly basis; and

- consult with MFC Global U.S.A. to explain proposed allocations on a quarterly basis and review past performance of the Lifecycle and Global Balanced Trusts provided that DIMA is given information on the performance of these Lifecycle and Global Balanced Trusts and the actual allocations implemented.

MFC GLOBAL U.S. SUB-SUBADVISORY AGREEMENT. The Prospectus refers to a sub-subadvisory agreement between MFC Global U.S. and MFC Global U.S.A., affiliates, under which MFC Global (U.S.) serves as sub-subadviser for the Lifecycle Retirement Trust. Under that agreement, MFC Global U.S. provides certain investment advisory services to MFC Global U.S.A. with its management of the Lifecycle Retirement Trust.

AFFILIATED SUBADVISERS. Both the Adviser and the subadvisers listed below are controlled by MFC:

MFC Global Investment Management (U.S.A.) Limited and MFC Global Investment Management (U.S.), LLC (collectively, "Affiliated Subadvisers").

Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust, the Absolute Return Trust and Index Allocation Trust to the Funds having Affiliated Subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Funds, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHT's "manager of managers" exemptive order received from the SEC, JHT is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a Fund (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

ADDITIONAL INFORMATION APPLICABLE TO SUBADVISORY AGREEMENTS

TERM OF EACH SUBADVISORY AGREEMENT. Each Subadvisory Agreement will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that Fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the independent Trustees.

Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other Fund affected by the Agreement; or (b) all of the Funds of JHT.

FAILURE OF SHAREHOLDERS TO APPROVE CONTINUANCE OF ANY SUBADVISORY AGREEMENT. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.

TERMINATION OF THE AGREEMENTS. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:

-    the Board of Trustees of a Fund;

- with respect to any Fund, a majority of the outstanding voting securities of such Fund;

-    the Adviser; and

-    the respective subadviser.

The Subadvisory Agreements will automatically terminate in the event of their assignment.

AMENDMENTS TO THE AGREEMENTS. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.

The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other Fund affected by the amendment; or (b) all the Funds of JHT.

As noted under "Subadvisory Arrangements and Management Biographies" in the Prospectus, SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

OTHER SERVICES

PROXY VOTING POLICIES

The Funds' proxy voting policies and procedures delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. Complete descriptions of JHT's Procedures and the proxy voting procedures of each of the Fund subadvisers are set forth in Appendix IV to this SAI.

It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadviser becomes aware of a material conflict of interest, JHT's Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers' proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

(a) voting pursuant to the recommendation of a third party voting service;

(b) voting pursuant to pre-determined voting guidelines; or

(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix IV. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although subadvisers have a duty to vote all proxies on behalf of the Funds they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available:
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone); and (2) on the SEC's website at http://www.sec.gov.

DISTRIBUTOR; RULE 12B-1 PLANS

John Hancock Distributors, LLC, the Distributor, is the principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHT.

The Board of Trustees of JHT has approved Rule 12b-1 Plans (the "Plans") for Series I shares, Series II and Series III shares. The purpose of each Plan is to encourage the growth and retention of assets of each Fund subject to a Plan.

Series I, Series II and Series III shares of each Fund are subject to Rule 12b-1 fees: the fees for Series I and Series II are described in the Prospectus.

A portion of the Rule 12b-1 fee may constitute a "service fee" as defined in Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA").

Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties, which have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the FINRA.

Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees: -for any expenses relating to the distribution of the shares of the class;

- for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class); and

- for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the FINRA.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The Plans authorize any payments in addition to fees described above made by a Fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

The Plans may not be amended to increase materially the amount to be spent by a Fund without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect: (i) with respect to a Fund only so long as the Plan is specifically approved for that Fund least annually as provided in the Rule; and (ii) only while: (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHT;
(b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHT; and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Fund at any time as provided in the Rule.

PORTFOLIO BROKERAGE

Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. The subadvisers have no formula for the allocation of Fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable Fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:

-    price, dealer spread or commission, if any;

-    the reliability, integrity and financial condition of the broker-dealer;

-    size of the transaction;

-    difficulty of execution;

-    brokerage and research services provided; and

-    confidentiality and anonymity.

Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser's overall responsibilities with respect to a Fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisers may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.

As noted above, a subadviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


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

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to: -the value of securities;

-    the advisability of purchasing or selling securities;

-    the availability of securities or purchasers or sellers of securities; and

- analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) Fund strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.

To the extent research services are used by a subadviser, such services would tend to reduce such party's expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the Funds, which may not be used in connection with a Fund, will also be available for the benefit of other funds and accounts managed by the subadvisers.

Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the Funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that their participation in such transactions on balance will produce better overall results for the Fund.

Affiliated Underwriting Transactions by the Subadvisers. JHT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.

REDEMPTION OF SHARES

JHT will redeem all full and fractional Fund shares for cash at the NAV of each Fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

- trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

-    the SEC by order so permits for the protection of security holders of JHT.

Special Redemptions. Although it would not normally do so, a Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund's NAV.

JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the "Procedures") to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a Fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible


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

provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated Fund shareholders subject to specified conditions, including that:

- the distribution is effected through a pro rata distribution of the distributing Fund's portfolio securities;

- the distributed securities are valued in the same manner as they are in computing the Fund's NAV;

- neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

- the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Fund.

DETERMINATION OF NET ASSET VALUE

For purposes of calculating a Fund's NAV, the following procedures are utilized wherever applicable.

For purposes of calculating the NAV of each Fund, investment transactions are accounted for on a "trade date plus one basis" (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.

Except for the types of securities described below, securities held by the Funds will be valued as follows:

- Securities, which are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

- Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.

- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

- A Fund's interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of a Fund's interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from a hedge fund or from a third party if the Fund's interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the Fund has invested, computed in compliance with the hedge fund's valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees or their designee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

- Shares of the underlying Funds held by the Funds are valued at their NAVs, as described in the Prospectus under "Purchase and Redemption of Shares."

Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

Debt Instruments with Remaining Maturities of 60 Days or Less. Debt instruments with a remaining maturity of 60 days or less held by each of the Funds will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of JHT to provide Nonpublic Information (as defined below) regarding JHT portfolio holdings to Nonaffiliated Persons (as defined below) of JHT only in the limited circumstances noted below. It is also the policy of JHT


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

only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). JHT considers Nonpublic Information regarding Fund portfolio holdings to be confidential and the intent of JHT's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage JHT shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via EDGAR on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) JHT; (b) the Adviser or principal underwriter or any affiliate of either entity; (c) MFC, the Adviser's ultimate parent or any affiliate thereof; (d) in the case of a particular JHT Fund, the subadviser to the Fund, or any affiliate of the subadviser; (e) JHT's custodian; or (f) JHT's independent registered public accounting firm.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons. Subject to the pre-approval of JHT's Chief Compliance Officer ("CCO"), JHT, or the Adviser, principal underwriter or any of its subadvisers (or any of their affiliates) may provide Nonpublic Information regarding JHT portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. Rating Organizations

Nonpublic Information regarding JHT portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing a Fund, the Adviser or the subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. Factset

Nonpublic Information regarding JHT portfolio holdings may be provided to Factset (frequency is daily) or other entities for the purpose of compiling reports and preparing data for use by JHT or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. Proxy Voting Services

Nonpublic Information regarding JHT portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to JHT portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. Computer Software

Nonpublic Information regarding JHT portfolio holdings may be provided to entities providing computer software to JHT (for example, for the purpose of generating JHT compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. Courts and Regulators

Nonpublic Information regarding JHT portfolio holdings may be provided to any court (including bankruptcy courts) or regulator with jurisdiction over JHT, the Adviser, MFC or any subadviser or any of their affiliates if such information is requested by such court or regulator.

6. Other Persons

Nonpublic Information regarding JHT portfolio holdings may be provided to other persons or entities if approved by the CCO. In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders of JHT ("JHT Shareholders").


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

JHT generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, JHT may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of JHT Shareholders. In the case of a conflict between: (a) the interests of JHT Shareholders, on the one hand; and (b) the interests of any affiliated person of JHT, the Adviser, any subadviser, the principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

JHT generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Receipt of Compensation. None of JHT, the Adviser, any subadvisers or any of their affiliates may receive compensation or other consideration in connection with the release to any person of Nonpublic Information regarding JHT portfolio holdings. Neither JHT, the Adviser, JHT's subadvisers nor any of their affiliates will release Nonpublic Information to any person if such entity has knowledge that such person has received, is receiving or will receive compensation or other consideration in connection with the release of Nonpublic Information regarding JHT portfolio holdings.

Resolution of Conflicts of Interest. If JHT or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding JHT portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between:
(a) the interests of the shareholders of JHT, on the one hand; and (b) the interests of any affiliated person of JHT, the Adviser (including any subadviser), JHT's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of JHT who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to JHT.

Posting of JHT Portfolio Holdings on a Website. If JHT desires to post on its website JHT portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then JHT shall disclose the following in its
Prospectus:

- the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

- the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

- the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

JHT Portfolio Holdings Currently Posted on a Website. Each of the Funds invests in shares of other JHT Funds. The holdings of Fund in other JHT Funds will be posted to the website listed below within 30 days after each calendar quarter


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

end. In addition, the ten largest holdings of each JHT Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.

Changes in Policy. Any material changes to the policy regarding disclosure of Nonpublic Information Regarding JHT portfolio holdings must be approved by JHT Board of Trustees.

Reports to JHT's Board of Trustees. The CCO shall report any material issues that may arise under this policy to JHT's Board of Trustees.

Applicability of Policy to the Adviser and the Subadvisers. This policy shall apply to the Adviser and each of the Funds' subadvisers.

Pre-Approved Affiliated Persons.

I.Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of JHT, the Adviser, and the Distributor;

II.Employees* of a subadviser or any affiliate of a subadviser who provide services to JHT;

III. Employees* of JHT's custodian who provide services to JHT; and

IV.Employees* and partners of JHT's certified public accounting firm who provide services to JHT.

*    Includes temporary employees

SHAREHOLDERS OF JHT

JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

Control Persons. As of August 31, 2007, no one was considered a control person of any of the Funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a Fund or who acknowledges or asserts having or is adjudicated to have control of a Fund.

Shareholders. As of August 31, 2007, JHT Shareholders are as follows:

- the insurance companies affiliated with Manulife Financial discussed above (the "Manulife Insurance Companies"). (Each insurance company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts), and

- the Franklin Templeton Founding Allocation Trust, Lifestyle Trusts and the Index Allocation Trust, each of which invests in and holds of record shares of underlying Funds.

JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.

Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:

- separate accounts of the Manulife Insurance Companies and other insurance companies;

-    the Manulife Insurance Companies and certain of their affiliates; and

-    any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies and JHT. The Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders' meeting. These companies will vote all shares of the Funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act ("Contract Owner Instructions"). In addition, JHT will vote all shares of the underlying Funds issued to Funds in proportion to Contract Owner Instructions.

Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any


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

disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, JHT's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts, which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular Fund.

Principal Holders. The tables below set forth the principal holders of the shares of each Fund. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of a Fund's outstanding shares.

As of November 1, 2007, four of the Manulife Insurance Companies - John Hancock Life Insurance Company (USA ("JHLICO (USA)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHLVICO") -- owned of record all of the outstanding Series I and II shares of the Funds.

Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each Fund.

HISTORY OF JHT

JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.

ORGANIZATION OF JHT

Organization of JHT. JHT was originally organized on August 3, 1984 as "NASL Series Fund, Inc." ("NASL"), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL's separate portfolios were assumed by the corresponding Fund.

Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.

Powers of the Trustees of JHT. Under Massachusetts law and JHT's Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.

The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:

- Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

- Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

- Issue additional series of shares or separate classes of existing series of shares;

-    Approve fund mergers, to the extent consistent with applicable laws;

-    Designate a class of shares of a fund as a separate fund;

- Approve mergers of series (to the extent consistent with applicable laws and regulations); and

-    Designate a class of shares of a series as a separate series.

Shares of JHT. The shares of each Fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each Fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that Fund. Holders of shares of any Fund are entitled to redeem their shares as set forth under "Redemption of Shares."

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and upon liquidation in the net assets of such Fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Trustees. Accrued liabilities, which are not clearly allocable to one or more Funds will also be allocated among the Funds in the manner determined by the Trustees.

Shareholder Voting. Shareholders of each Fund are entitled to one vote for each full share held (and fractional votes for


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

fractional shares held) irrespective of the relative net asset values of the shares of the Fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular Fund are entitled to vote on matters determined by the Trustees to affect only the interests of that Fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a Fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT Fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Fund would be unable to meet its obligations.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the Funds' shareholders are principally: (i) life insurance companies whose separate accounts invest in the Funds for purposes of funding variable annuity and variable life insurance contracts, and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a Fund. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.

JHT believes that each Fund will qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If any Fund does not qualify as a RIC, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a RIC, neither Fund will be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

A Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a RIC for income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain Funds invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a Fund may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.

A "qualified publicly traded partnership" is a publicly traded partnership other than a publicly traded partnership, which would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies ("RIC-type income"). Qualified publicly traded partnerships therefore are publicly traded partnerships, which derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Fund from its investment in a qualified publicly traded partnership, which invests in commodities or commodity-linked derivatives will be income satisfying the RIC 90% test only if more than 10% of such partnership's gross income is such commodities-based income. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Fund investing in such partnership would not be income satisfying the RIC 90% test for the Fund's taxable year. In such event, the Fund could fail to qualify as a RIC if its income that is not RIC qualifying income exceeds 10% of its gross income for the taxable year.

If a Fund failed to qualify as a RIC, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the RIC 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Funds will comply with the requirements for qualification as RICs.

The Code was amended in 2004 to allow RICs to invest up to 25% of their assets in "qualified publicly traded partnerships" and to provide that the net income allocated to a RIC investing in such partnerships would be qualifying income for purposes of the 90% gross income test. In order to maintain its status as a RIC, a Fund must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a RIC is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year's shortfall. A Fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax.

To qualify as a RIC, a Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund's assets may be invested in securities (other than United States Government securities or the securities of other RICs) of any one issuer, or of two or more issuers, which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because JHT complies with the ownership restriction of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a RIC. Therefore, each Fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Hedging and Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions: (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out); and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing Fund" under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing Fund, even if not distributed to the Fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a Fund failed to qualify as a RIC, (i) owners of contracts based on the Fund would be treated as owning contract based solely on shares of the Fund (rather than on their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadviser and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which JHT, the Adviser or the principal underwriter is a party that are likely to have a material adverse effect on the Funds or the ability of the Adviser or principal underwriter to perform its contract with the Funds. On June 25, 2007, the Adviser and the Distributor and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the U.S. Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, independent registered public accounting firm, has been appointed as independent registered public accountants for the Funds. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.

CUSTODIAN

State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds' assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODE OF ETHICS

JHT, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.

MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER

The Funds of JHT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any Fund's investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

APPENDIX I

DESCRIPTION OF BOND RATINGS

The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their respective opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S

AAA: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

AA: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

BAA: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

BA: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated B are considered speculative elements and are subject to high credit risk.

CAA: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

CA: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

S&P

AAA: An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C: Obligations rated 'BB', 'B', 'CCC' 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MOODY'S

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

Commercial Paper

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Dual Ratings

S&P assigns 'dual' rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

OTHER CONSIDERATIONS - The ratings of S&P and Moody's represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

MOODY'S

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.

S&P

Short-Term Issues

An S&P ratings of U.S. municipal notes reflect the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

     - Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

                                   APPENDIX II

STANDARD & POOR'S CORPORATION DISCLAIMERS

     The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the "S&P Index Trusts") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                  Appendix III

               MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")

                              Global Balanced Trust
                              Lifecycle 2010 Trust
                              Lifecycle 2015 Trust
                              Lifecycle 2020 Trust
                              Lifecycle 2025 Trust
                              Lifecycle 2030 Trust
                              Lifecycle 2035 Trust
                              Lifecycle 2040 Trust
                              Lifecycle 2045 Trust
                              Lifecycle 2050 Trust
                           Lifecycle Retirement Trust

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (AS OF AUGUST 31, 2007):

None

OTHER MANAGED ACCOUNTS (AS OF AUGUST 31, 2007)

                                                                                                        Total
                        Registered                  Pooled       Total                                  Assets
                        Investment     Assets     Investment     Assets                    Assets      Managed
                         Company      Managed      Vehicle      Managed       Other       Managed       ($ US
                         Accounts      ($ US       Accounts      ($ US       Accounts      ($ US       millions)
Trust Manager          (Worldwide)   millions)   (Worldwide)   millions)   (Worldwide)   millions)   (Worldwide)
-------------          -----------   ---------   -----------   ---------   -----------   ---------   -----------
Orlich, Steve                 21       $43590                                     16        $4008       $47598
Schmeer, Mark                  2       $ 15.5                                                           $ 15.5
Evans, Barry             [_____]      [_____]      [_____]      [_____]      [_____]      [_____]      [_____]
Schetakis, Demetrius     [_____]      [_____]      [_____]      [_____]      [_____]      [_____]      [_____]
Warlow, Scott            [_____]      [_____]      [_____]      [_____]      [_____]      [_____]      [_____]

POTENTIAL CONFLICTS OF INTEREST

Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio; however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.

MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account's investment guidelines and compliance with MFC Global's Code of Ethics.

DESCRIPTION OF COMPENSATION STRUCTURE

                                     III-1

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.

To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time. Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance. Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual's long term performance, retention risk, future potential and market conditions.

Ownership of Trust Shares. None of the portfolio managers own shares of any of the portfolios they manage.


                                     III-2

                       WELLINGTON MANAGEMENT COMPANY, LLP

                          Global Asset Allocation Trust

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2007):

None

OTHER MANAGED ACCOUNTS (As of December 31, 2007)

The following tables show information regarding other accounts managed by the portfolio manager:

                                                            Total
                                                            Assets                      Assets       Total
                   Registered     Assets      Pooled       Managed                     Managed       Assets
                   Investment    Managed    Investment      ($ US         Other         ($ US       Managed
                     Company      ($ US       Vehicle     millions)      Accounts     millions)      ($ US
Trust Manager       Accounts    millions)    Accounts    (Worldwide)   (Worldwide)   (Worldwide)   millions)
-------------      ----------   ---------   ----------   -----------   -----------   -----------   ---------
Scott M. Elliott     [_____]     [_____]      [_____]      [_____]       [_____]       [_____]      [_____]
Evan S. Grace        [_____]     [_____]      [_____]      [_____]       [_____]       [_____]      [_____]
Rick A. Wurster      [_____]     [_____]      [_____]      [_____]       [_____]       [_____]      [_____]

POTENTIAL CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Messrs. Angeli, Bandtel, Bevilacqua and Carmen also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the


                                     III-3
manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an Investment Professional spends on a single account, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

DESCRIPTION OF COMPENSATION STRUCTURE

Each Fund pays Wellington Management a fee based on the assets under management of the Funds as set forth in an Investment Sub-Advisory Agreement between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2006.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their role as an Investment Professional. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other fund managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the relevant Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. Fixed income Investment Professionals' incentives on the relevant Fund are based solely on the revenues earned by Wellington Management, and are not directly linked to the performance of the account. Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.


                                     III-4

                                 BENCHMARK INDEX
                                   AND/OR PEER
                                    GROUP FOR
TRUST                           INCENTIVE PERIOD
-----                           ----------------
Global Asset Allocation Trust   [Not applicable]

                                     III-5

                        WESTERN ASSET MANAGEMENT COMPANY
                                ("Western Asset")

                           Floating Rate Income Trust

PORTFOLIO MANAGERS

                            FLOATING RATE INCOME FUND

A team of investment professionals at Western Asset Management Company, S. Kenneth Leech, Stephen A. Walsh, Timothy J. Settel and Michael C. Buchanan manages the portfolio.

OTHER ACCOUNTS

As of August 31, 2007, in addition to the Floating Rate Income Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

S. KENNETH LEECH

                                                             Number of Accounts   Assets Managed for
                          Number of                          Managed for which    which Advisory Fee
                          Accounts                            Advisory Fee is             is
    Type of Account        Managed    Total Assets Managed   Performance-Based     Performance-Based
    ---------------       ---------   --------------------   ------------------   ------------------
Registered Investment
   Companies                  114        111,109,385,584              0                          0

Other pooled investment
   vehicles                   226        199,257,259,613              0                          0

Other accounts              1,116        307,929,478,940             99             34,179,265,528

STEPHEN A. WALSH

                                                             Number of Accounts   Assets Managed for
                          Number of                          Managed for which    which Advisory Fee
                          Accounts                            Advisory Fee is             is
    Type of Account        Managed    Total Assets Managed   Performance-Based     Performance-Based
    ---------------       ---------   --------------------   ------------------   ------------------
Registered Investment
   Companies                   114        111,109,385,584              0                          0

Other pooled investment
   vehicles                    226        199,257,259,613              0                          0

Other accounts               1,116        307,929,478,940             99             34,179,265,528

TIMOTHY J. SETTEL

                                                             Number of Accounts   Assets Managed for
                          Number of                          Managed for which    which Advisory Fee
                          Accounts                            Advisory Fee is             is
    Type of Account        Managed    Total Assets Managed   Performance-Based     Performance-Based
    ---------------       ---------   --------------------   ------------------   ------------------
Registered Investment
   Companies                   0                       0               0

                                     III-6

Other pooled investment
   vehicles                   1           1,308,840,607               0                    0

Other accounts                3             206,546,063               0                    0

MICHAEL C. BUCHANAN

                                                             Number of Accounts   Assets Managed for
                          Number of                          Managed for which    which Advisory Fee
                          Accounts                            Advisory Fee is             is
    Type of Account        Managed    Total Assets Managed   Performance-Based     Performance-Based
    ---------------       ---------   --------------------   ------------------   ------------------
Registered Investment
   Companies                  14          7,718,300,905               0                    0

Other pooled investment
   vehicles                    4          3,078,702,955               0                    0

Other accounts                11          1,081,669,187               0                    0

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the firm's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio's trades, investment opportunities and broker selection.

Portfolio managers may be privy to the size, timing and possible market impact of a portfolio's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the portfolios, Western Asset determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed

                                     III-7
separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a portfolio's sale of that security. To address this conflict, Western Assets has adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the portfolios) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts. Whether Western Asset allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis. A portfolio manager may also face other potential conflicts of interest in managing a portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a portfolio and the other accounts listed above.

COMPENSATION OF PORTFOLIO MANAGERS

With respect to the compensation of the portfolio managers, the Western Asset's compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the subadviser, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager's investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to Western Asset, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Western Asset's business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

PORTFOLIO MANAGER OWNERSHIP OF PORTFOLIO SECURITIES

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of August 31, 2007:

                                     III-8

Portfolio Manager     Dollar Range of Portfolio Securities Beneficially Owned
-----------------     -------------------------------------------------------
S. Kenneth Leech                                None
Stephen A. Walsh                                None
Timothy J. Settel                               None
Michael C. Buchanan                             None

                                     III-9

APPENDIX IV

                               JOHN HANCOCK FUNDS

                      PROXY VOTING POLICIES AND PROCEDURES

POLICY:

GENERAL

The Board of Trustees (the "Board") of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the "Trust"), including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"), adopts these proxy voting policies and procedures.

Each fund of the Trust or any other registered investment company (or series thereof) (each, a "fund") is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.

DELEGATION OF PROXY VOTING RESPONSIBILITIES

It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund's investment adviser ("adviser") or, if the fund's adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund's subadviser(s), subject to the Board's continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund's subadviser with respect to voting proxies held by its clients (the "Subadviser Policy"). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund's adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser's compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust's Chief Compliance Officer ("CCO") shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO's role in overseeing the subadvisers' compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

VOTING PROXIES OF UNDERLYING FUNDS OF A FUND OF FUNDS

With respect to voting proxies relating to the securities of an underlying fund held by the Trust's fund of funds in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Trust's registration statement, the subadviser for the fund of funds, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust elects to seek voting instructions from the shareholders of the fund of funds, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust's fund of funds.

MATERIAL CONFLICTS OF INTEREST

If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund's adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.

If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.

SECURITIES LENDING PROGRAM

Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund's securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client's account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES IN ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust's proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission's ("SEC") website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

FILING OF PROXY VOTING RECORD ON FORM N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

PROCEDURES:

REVIEW OF SUBADVISERS' PROXY VOTING

The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.

Consistent with this delegation, each subadviser is responsible for the following:

     1) Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

     2) Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO's annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

     3) Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

ADVISER RESPONSIBILITIES

The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust's reports on Form N-PX with the SEC.

The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

     1) Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

     2) Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

     3) Deliver instructions to shareholders on how to access proxy voting information via the Trust's semi-annual and annual shareholder reports.

PROXY VOTING SERVICE RESPONSIBILITIES

AGGREGATION OF VOTES:

The proxy voting service's proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.

REPORTING:

The proxy voting service's proxy disclosure system will provide the following reporting features:

     1)   multiple report export options;

     2) report customization by fund-account, portfolio manager, security, etc.; and

     3)   account details available for vote auditing.

FORM N-PX PREPARATION AND FILING:

The adviser will be responsible for oversight and completion of the filing of the Trust's reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

                                   SCHEDULE A
                      PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:                                              ADOPTED:        AMENDED:
-------------------                                         ------------------   --------
John Hancock Trust                                          September 28, 2007
John Hancock Funds II                                       September 28, 2007
John Hancock Funds III                                      September 11, 2007
John Hancock Bond Trust                                     September 11, 2007
John Hancock California Tax-Free Income Fund                September 11, 2007
John Hancock Capital Series                                 September 11, 2007
John Hancock Current Interest                               September 11, 2007
John Hancock Equity Trust                                   September 11, 2007
John Hancock Investment Trust                               September 11, 2007
John Hancock Investment Trust II                            September 11, 2007
John Hancock Investment Trust III                           September 11, 2007
John Hancock Institutional Series Trust                     September 11, 2007
John Hancock Municipal Securities Trust                     September 11, 2007
John Hancock Series Trust                                   September 11, 2007
John Hancock Sovereign Bond Fund                            September 11, 2007
John Hancock Strategic Series                               September 11, 2007
John Hancock Tax-Exempt Series                              September 11, 2007
John Hancock World Fund                                     September 11, 2007
John Hancock Preferred Income Fund                          September 11, 2007
John Hancock Preferred Income Fund II                       September 11, 2007
John Hancock Preferred Income Fund III                      September 11, 2007
John Hancock Patriot Select Dividend Fund                   September 11, 2007
John Hancock Patriot Premium Dividend Fund II               September 11, 2007
John Hancock Bank & Thrift Opportunity Fund                 September 11, 2007
John Hancock Income Securities Trust                        September 11, 2007
John Hancock Investors Trust                                September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund            September 11, 2007
John Hancock Financial Trends                               September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund   September 11, 2007

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

PROXY VOTING POLICY

ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

Fiduciary Duty Guideline Requirements

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

OUR POLICY

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

When voting proxies, the following standards apply:

- The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

- Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

- Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

- The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

- As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

PROXY SERVICES

Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

PROXY COMMITTEES

From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

Conflicts Procedures

MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

(i)  proxy voting procedures and policies, and all amendments thereto;

(ii) all proxy statements received regarding client securities;

(iii) a record of all votes cast on behalf of clients;

(iv) records of all client requests for proxy voting information;

(v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

(vi) all records relating to communications with clients regarding conflicts of interest in voting; and

(vii) any other material required by law to be kept from time to time.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                      GLOBAL PROXY POLICIES AND PROCEDURES


INTRODUCTION Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

          Wellington Management's Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

STATEMENT OF POLICIES As a matter of policy, Wellington Management:

1 Takes responsibility for voting client proxies only upon a client's written request.

2 Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3 Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4 Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8 Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9 Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and        WELLINGTON MANAGEMENT HAS A CORPORATE GOVERNANCE
Oversight                 COMMITTEE, ESTABLISHED BY ACTION OF THE FIRM'S
                          EXECUTIVE COMMITTEE, THAT IS RESPONSIBLE FOR THE
                          REVIEW AND APPROVAL OF THE FIRM'S WRITTEN GLOBAL PROXY
                          POLICIES AND PROCEDURES AND ITS PROXY VOTING
                          GUIDELINES, AND FOR PROVIDING ADVICE AND GUIDANCE ON
                          SPECIFIC PROXY VOTES FOR INDIVIDUAL ISSUERS. THE
                          FIRM'S LEGAL SERVICES DEPARTMENT MONITORS REGULATORY
                          REQUIREMENTS WITH RESPECT TO PROXY VOTING ON A GLOBAL
                          BASIS AND WORKS WITH THE CORPORATE GOVERNANCE
                          COMMITTEE TO DEVELOP POLICIES THAT IMPLEMENT THOSE
                          REQUIREMENTS. DAY-TO-DAY ADMINISTRATION OF THE PROXY
                          VOTING PROCESS AT WELLINGTON MANAGEMENT IS THE
                          RESPONSIBILITY OF THE CORPORATE GOVERNANCE GROUP
                          WITHIN THE CORPORATE OPERATIONS DEPARTMENT. IN
                          ADDITION, THE CORPORATE GOVERNANCE GROUP ACTS AS A
                          RESOURCE FOR PORTFOLIO MANAGERS AND RESEARCH ANALYSTS
                          ON PROXY MATTERS, AS NEEDED.

Statement of Procedures   WELLINGTON  MANAGEMENT HAS IN PLACE CERTAIN
                          PROCEDURES FOR IMPLEMENTING ITS PROXY VOTING POLICIES.

GENERAL PROXY VOTING      Authorization to Vote

                          WELLINGTON MANAGEMENT WILL VOTE ONLY THOSE PROXIES FOR
                          WHICH ITS CLIENTS HAVE AFFIRMATIVELY DELEGATED
                          PROXY-VOTING AUTHORITY.

                          Receipt of Proxy

                          PROXY MATERIALS FROM AN ISSUER OR ITS INFORMATION
                          AGENT ARE FORWARDED TO REGISTERED OWNERS OF RECORD,
                          TYPICALLY THE CLIENT'S CUSTODIAN BANK. IF A CLIENT
                          REQUESTS THAT WELLINGTON MANAGEMENT VOTES PROXIES ON
                          ITS BEHALF, THE CLIENT MUST INSTRUCT ITS CUSTODIAN
                          BANK TO DELIVER ALL RELEVANT VOTING MATERIAL TO
                          WELLINGTON MANAGEMENT OR ITS VOTING AGENT. WELLINGTON
                          MANAGEMENT, OR ITS

                          VOTING AGENT, MAY RECEIVE THIS VOTING INFORMATION BY
                          MAIL, FAX, OR OTHER ELECTRONIC MEANS.

                          Reconciliation

                          TO THE EXTENT REASONABLY PRACTICABLE, EACH PUBLIC
                          SECURITY PROXY RECEIVED BY ELECTRONIC MEANS IS MATCHED
                          TO THE SECURITIES ELIGIBLE TO BE VOTED AND A REMINDER
                          IS SENT TO ANY CUSTODIAN OR TRUSTEE THAT HAS NOT
                          FORWARDED THE PROXIES AS DUE. ALTHOUGH PROXIES
                          RECEIVED FOR PRIVATE SECURITIES, AS WELL AS THOSE
                          RECEIVED IN NON-ELECTRONIC FORMAT, ARE VOTED AS
                          RECEIVED, WELLINGTON MANAGEMENT IS NOT ABLE TO
                          RECONCILE THESE PROXIES TO HOLDINGS, NOR DOES IT
                          NOTIFY CUSTODIANS OF NON-RECEIPT.

RESEARCH

In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING

Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:

                          - Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

                          - Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

                          - Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

                          IF A PROXY IS IDENTIFIED AS PRESENTING A MATERIAL CONFLICT OF INTEREST, THE MATTER MUST BE REVIEWED BY DESIGNATED MEMBERS OF THE CORPORATE GOVERNANCE COMMITTEE, WHO WILL RESOLVE THE CONFLICT AND DIRECT THE VOTE. IN CERTAIN CIRCUMSTANCES, THE DESIGNATED MEMBERS MAY DETERMINE THAT THE FULL CORPORATE GOVERNANCE COMMITTEE SHOULD CONVENE. ANY CORPORATE GOVERNANCE COMMITTEE MEMBER WHO IS HIMSELF OR HERSELF SUBJECT TO THE IDENTIFIED CONFLICT WILL NOT PARTICIPATE IN THE DECISION ON WHETHER AND HOW TO VOTE THE PROXY IN QUESTION.

Other Considerations In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

                          SECURITIES LENDING

                          Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

     SHARE BLOCKING AND RE-REGISTRATION

     Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

          In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

     LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY MATERIALS, OR EXCESSIVE COSTS

     Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.


ADDITIONAL INFORMATION    Wellington Management maintains records of proxies
                          voted pursuant to Section 204-2 of the Investment
                          Advisers Act of 1940 (the "Advisers Act"), the
                          Employee Retirement Income Security Act of 1974, as
                          amended ("ERISA"), and other applicable laws.

                          WELLINGTON MANAGEMENT'S GLOBAL PROXY POLICIES AND
                          PROCEDURES MAY BE AMENDED FROM TIME TO TIME BY
                          WELLINGTON MANAGEMENT. WELLINGTON MANAGEMENT PROVIDES
                          CLIENTS WITH A COPY OF ITS GLOBAL PROXY POLICIES AND
                          PROCEDURES, INCLUDING THE PROXY VOTING GUIDELINES,
                          UPON WRITTEN REQUEST. IN ADDITION, WELLINGTON
                          MANAGEMENT WILL MAKE SPECIFIC CLIENT INFORMATION
                          RELATING TO PROXY VOTING AVAILABLE TO A CLIENT UPON
                          REASONABLE WRITTEN REQUEST.

     DATED: APRIL 1, 2007

INTRODUCTION Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

     These guidelines are based on Wellington Management's fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES         COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS
-----------------         ----------------------------------------------

                          -    Election of Directors:                              Case-by-Case

                          Wellington Management believes that shareholders' ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

                          -    Classify Board of Directors:                        Against

                               We will also vote in favor of shareholder proposals seeking to declassify boards.

                          -    Adopt Director Tenure/Retirement Age (SP):          Against

                          -    Adopt Director & Officer Indemnification:           For

                               We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board.
                               Such proposals must incorporate the duty of care.

                          -    Allow Special Interest Representation to Board
                               (SP):                                               Against

                          -    Require Board Independence:                         For

                               Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

                          -    Require Key Board Committees to be Independent.     For

                               Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

                          -    Require a Separation of Chair and CEO or Require
                               a Lead Director:                                    For

                          -    Approve Directors' Fees:                            For

                          -    Approve Bonuses for Retiring Directors:             Case-by-Case

                          -    Elect Supervisory Board/Corporate Assembly:         For

                          -    Elect/Establish Board Committee:                    For

                          -    Adopt Shareholder Access/Majority Vote on
                               Election of Directors (SP):                         Case-by-Case

                               Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of "withhold" votes. We believe that it is important for majority voting to be defined within the company's charter and not simply within the company's corporate governance policy.

                               Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections.
                               Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

MANAGEMENT COMPENSATION

                          -    Adopt/Amend Stock Option Plans:                     Case-by-Case

                          -    Adopt/Amend Employee Stock Purchase Plans:          For

                          -    Approve/Amend Bonus Plans:                          Case-by-Case

                               In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section
                               162(m) of the Omnibus Budget Reconciliation Act of 1992 ("OBRA"). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote "for" these proposals.
                               Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

                          -    Approve Remuneration Policy:                        Case-by-Case

                          -    Exchange Underwater Options:                        Case-by-Case

                               Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

                          -    Eliminate or Limit Severance Agreements (Golden
                               Parachutes):                                        Case-by-Case

                               We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders' best economic interest.

                          -    Shareholder Approval of Future Severance
                               Agreements Covering Senior Executives (SP):         Case-by-Case

                               We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board's need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

                          -    Expense Future Stock Options (SP):                  For

                          -    Shareholder Approval of All Stock Option Plans
                               (SP):                                               For

                          -    Disclose All Executive Compensation (SP):           For

                          REPORTING OF RESULTS

                          -    Approve Financial Statements:                       For

                          -    Set Dividends and Allocate Profits:                 For

                          -    Limit Non-Audit Services Provided by Auditors
                               (SP):                                               Case-by-Case

                               We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

                          -    Ratify Selection of Auditors and Set Their Fees:    Case-by-Case

                               Wellington Management will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best economic interest.

                          -    Elect Statutory Auditors:                           Case-by-Case

                          -    Shareholder Approval of Auditors (SP):              For

                          SHAREHOLDER VOTING RIGHTS

                          -    Adopt Cumulative Voting (SP):                       Against

                               We are likely to support cumulative voting proposals at "controlled" companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

                          -    Shareholder Rights Plans                            Case-by-Case

                               Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders.
                               However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

                               -    We generally support plans that include:

                                    -    Shareholder approval requirement

                                    -    Sunset provision

                                    -    Permitted bid feature (i.e., bids that
                                         are made for all shares and demonstrate
                                         evidence of financing must be submitted
                                         to a shareholder vote).

                               Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

                          -    Authorize Blank Check Preferred Stock:              Case-by-Case

                               We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

                          -    Eliminate Right to Call a Special Meeting:          Against

                          -    Increase Supermajority Vote Requirement:            Against

                               We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

                          -    Adopt Anti-Greenmail Provision:                     For

                          -    Adopt Confidential Voting (SP):                     Case-by-Case

                               We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

                          -    Remove Right to Act by Written Consent:             Against

CAPITAL STRUCTURE

                          -    Increase Authorized Common Stock:                   Case-by-Case

                               We generally support requests for increases up to 100% of the shares currently authorized.
                               Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase.

                          -    Approve Merger or Acquisition:                      Case-by-Case

                          -    Approve Technical Amendments to Charter:            Case-by-Case

                          -    Opt Out of State Takeover Statutes:                 For

                          -    Authorize Share Repurchase:                         For

                          -    Authorize Trade in Company Stock:                   For

                          -    Approve Stock Splits:                               Case-by-Case

                               We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

                          -    Approve Recapitalization/Restructuring:             Case-by-Case

                          -    Issue Stock with or without Preemptive Rights:      For

                          -    Issue Debt Instruments:                             Case-by-Case

                          SOCIAL ISSUES

                          -    Endorse the Ceres Principles (SP):                  Case-by-Case

                          -    Disclose Political and PAC Gifts (SP):              Case-by-Case

                               Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

                          -    Require Adoption of International Labor
                               Organization's Fair Labor Principles (SP):          Case-by-Case

                          -    Report on Sustainability (SP):                      Case-by-Case

MISCELLANEOUS

                          -    Approve Other Business:                             Against

                          -    Approve Reincorporation:                            Case-by-Case

                          -    Approve Third-Party Transactions:                   Case-by-Case


DATED: APRIL 1, 2007

     WESTERN ASSET MANAGEMENT COMPANY

     PROXY VOTING

POLICY

     As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

     While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

     In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

     PROCEDURE

     Responsibility and Oversight

     The Western Asset Legal and Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

     Client Authority

     At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

     Proxy Gathering

     Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

     Proxy Voting

     Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

     a. Proxies are reviewed to determine accounts impacted.

     b. Impacted accounts are checked to confirm Western Asset voting authority.

     c. Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

     d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

     e. Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Legal and Compliance Department.

     f. Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

     Timing

     Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

     Recordkeeping

     Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a. A copy of Western Asset's policies and procedures.

     b. Copies of proxy statements received regarding client securities.

     c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

     d. Each written client request for proxy voting records and Western Asset's written response to both verbal and written client requests.

     e. A proxy log including:

     1. Issuer name;

     2. Exchange ticker symbol of the issuer's shares to be voted;

     3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;

     4. A brief identification of the matter voted on;

     5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

     6. Whether a vote was cast on the matter;

     7. A record of how the vote was cast; and

     8. Whether the vote was cast for or against the recommendation of the issuer's management team.

     Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

     Disclosure

     Western Asset's proxy policies are described in the firm's Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

     Conflicts of Interest

     All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

     1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

     2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

     3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

     Voting Guidelines

     Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

     Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

     I. Board Approved Proposals

     The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

     1. Matters relating to the Board of Directors

     Western Asset votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

     a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

     b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

     c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

     d. Votes are cast on a case-by-case basis in contested elections of directors.

     2. Matters relating to Executive Compensation

     Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

     a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

     b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

     c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

     3. Matters relating to Capitalization

     The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

     a. Western Asset votes for proposals relating to the authorization of additional common stock.

     b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

     c. Western Asset votes for proposals authorizing share repurchase programs.

     4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

     Western Asset votes these issues on a case-by-case basis on board-approved transactions.

     5. Matters relating to Anti-Takeover Measures

     Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

     a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

     b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

     6. Other Business Matters

     Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

     a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

     b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

     II. Shareholder Proposals

     SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

     1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

     2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

     3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

     III. Voting Shares of Investment Companies

     Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

     1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

     2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

     IV. Voting Shares of Foreign Issuers

     In the event Western Asset is required to vote on securities held in non-U.S. issuers - i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

     1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

     2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

     3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS

(a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no.
            31 filed on April 25, 1996.

(a)(2)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
            Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(3)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Conservative, Moderate and Aggressive Asset
            Allocation Trusts dated May 1, 1989 -- previously filed as exhibit
            (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(4)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Growth & Income Trust dated February 1, 1991
            -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(5)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April
            16, 1991 -- previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(6)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
            Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(7)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Pasadena Growth Trust, Growth Trust and
            Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(8)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
            Series of Shares known as the "Growth Trust" to the "Value Equity
            Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(9)      Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - International Growth and Income Trust dated
            December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(10)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no.
            34 filed on October 4, 1996.

(a)(11)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - International Small Cap Trust dated February
            1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(13) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust,
            International Stock Trust, Science & Technology Trust, Balanced
            Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter
            Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate
            Securities Trust, Capital Growth Bond Trust, Equity Index Trust,
            Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle
            Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth
            820 Trust, Lifestyle Aggressive 1000 Trust; Redesignation of the
            Series of Shares known as the "Pasadena Growth Trust" to the "Blue
            Chip Growth Trust" dated October 1, 1996; and Form of Redesignation of the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

(a)(14)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest - Small Company Value Trust dated September 30,
            1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15) Amendment to the Agreement and Declaration of Trust (name change of Trust) dated October 1, 1997 -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
            Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no.
            41 filed on March 1, 1999.

(a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet
            Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small
            Cap Index, Total Stock Market Index and International Index Trusts
            -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust - previously filed as exhibit (a)(18) to post effective amendment no.
            43 filed on August 17, 2000.

(a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 - previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
            International Trust, American Growth-Income Trust and American Blue
            Chip Income and Growth Trust - previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

(a)(22)     Form of Establishment and Designation of Additional Class of Shares
            - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

(a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

(a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

(a)(25) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

(a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit
            (a)(26) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(a)(27) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(a)(28)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004, accession number
            0000950135-04-005130.

(a)(29)     Form of Establishment and Designation of Additional Class of Shares
            - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004, accession number
            0000950135-04-005130.

(a)(30)     Form of Establishment and Designation of Additional Class of Shares
            - Series IIIA shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(31)     Form of Redesignation of Name of Trust - Previously filed as exhibit
            (a)(30) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(32)     Form of Establishment and Designation of Additional Series of Shares
            -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005, accession number
            0000950135-05-000620.

(a)(33)     Form of Establishment and Designation of Additional Series of Shares
            (American Bond Trust) - Previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005, accession number
            0000950135-05-002554.

(a)(34)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(33) to post effective amendment no. 66 filed on May 5, 2005, accession number 0000950135-05-002554.

(a)(35)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(34) to post effective amendment no. 68 filed on November 17, 2005, accession number
            0000950135-05-006557.

(a)(36)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(35) to post effective amendment no. 69 filed on February 10, 2006, accession number
            0000950135-06-000650.

(a)(37)     Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
            Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(38) Form of Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(39) Form of Declaration of Trust Amendment - Reorganization - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(40)     Redesignation of Names of Portfolios (Lifestyle Trusts, Growth &
            Income Trust, Growth & Income Trust II and International Stock
            Trust), dated April 28, 2006 - Previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(41)     Declaration of Trust Amendment - Termination of Series of the Large
            Cap Growth Trust dated May 2, 2006 - Previously filed as exhibit (a)
            (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(42)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest of the International Small Company Trust, Real
            Estate Equity Trust, Mid Cap Value Equity Trust, Global Real Estate
            Trust, Absolute Return Trust and the High Income Trust, dated April
            28, 2006 - Previously filed as exhibit (1) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(a)(43)     Establishment and Designation of Additional Series of Shares of
            Beneficial Interest of the Index Allocation Trust, dated January 30,
            2006 - Previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(a)(44) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for portfolios to be added to Trust effective
            April 30, 2007 - Previously filed as exhibit (a)(44) to post effective amendment no. 73 filed on April 20, 2007, accession number
            0000950135-07-002355.

(a)(45) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest - Previously filed as exhibit (a)(45) to post effective amendment no. 73 filed on April 20, 2007, accession number
            0000950135-07-002355.

(a)(46)     Declaration of Trust Amendment - Termination of Series III and
            Series IIIA Shares of the Lifestyle Trusts dated September 29, 2006
            - Previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(a)(47) Declaration of Trust Amendment - Termination of Mid Cap Core Trust and Strategic Value Trust, dated December 5, 2006 - Previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(48) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest of the American Fundamental Holdings Trust and the American Global Diversification Trust - Previously filed as exhibit (a)(48) to post effective amendment no. 74 filed on July 31, 2007, accession number 0001010521-07-000552.

(b)(1) By-laws of the Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(b)(2) By-laws of the Trust, dated June 30, 2006 - Previously filed as exhibit (b) (2) to post effective amendment no. 72 filed on February
            13, 2007, accession number 0000950135-07-000767.

(b)(3)      Amendment dated December 13, 2006 to the By-laws of the Trust, dated
            June 30, 2006 - Previously filed as exhibit (b) (3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(c)         Form of Specimen Share Certificate -- previously filed as exhibit
            (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)      Amended and Restated Advisory Agreement between the Trust and the
            Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(A) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(B) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added
            April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added
            July 16, 2001 - previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May
            1, 2003 - Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

(d)(1)(F) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit
            (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(1)(G) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Previously filed as exhibit (d)(1)(E) to post effective amendment no. 67 filed on July 14, 2005, accession number 0000950135-05-003915.

(d)(1)(H) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Previously filed as Exhibit (d)(1)(G) to Post-Effective Amendment No. 68 filed on November 17, 2005, accession number 0000950135-05-006557.

(d)(1)(I) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(1)(J) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006, accession number 0000950135-06-002682.

(d)(1)(K)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated April 28, 2006 regarding the U.S.
            Government Securities Trust, Strategic Bond Trust, High Yield Trust,
            International Opportunities Trust, All Cap Growth Trust, Capital
            Appreciation Trust, Emerging Small Company Trust, International
            Small Company Trust, Mid Cap Value Equity Trust, Absolute Return
            Trust, Real Estate Equity Trust, Global Real Estate Trust and High
            Income Trust. - Previously filed as exhibit (d) (1) (K) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(L)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated October 2, 2006 regarding the Absolute
            Return Trust. - Previously filed as exhibit (d) (1) (L) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(M)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated December 1, 2006 regarding the Large
            Cap Value Trust. - Previously filed as exhibit (d) (1) (M) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(N)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated December 19, 2006 regarding the Strategic Opportunities Trust and the Large Cap Trust. - Previously filed as exhibit (d) (1) (N) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(O)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated April 30, 2007 regarding the Small Cap
            Intrinsic Value Trust, Franklin Templeton Founding Allocation Trust,
            Income Trust, Mutual Shares Trust, Mid Cap Intersection Trust and the Emerging Markets Value Trust. - FILED HEREWITH.

(d)(1)(P)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated June 29, 2007, regarding the Real
            Return Bond Trust - FILED HEREWITH.

(d)(1)(Q)   Amendment to Amended and Restated Advisory Agreement between the
            Trust and the Adviser, dated July 1, 2007, regarding the All Cap
            Growth Trust - FILED HEREWITH.

(d)(1)(R) Form of Amended and Restated Advisory Agreement between the Trust and the Adviser, regarding the American Fundamental Holdings Trust and the American Global Diversification Trust - Previously filed as exhibit (d)(1)(P) to post effective amendment no. 74 filed on July
            31, 2007, accession number 0001010521-07-000552.

(d)(1)(S) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Floating Rate Income Trust,
            Global Asset Allocation Trust, Global Balanced Trust, Lifecycle 2010
            Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025
            Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040
            Trust, Lifecycle 2045 Trust, Lifecycle 2050 Trust, Lifecycle
            Retirement Trust - FILED HEREWITH.

(d)(2)      Form of Subadvisory Agreement between the Adviser and Manufacturers
            Adviser Corporation dated October 1, 1996 providing for the Money
            Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(3)      Form of Subadvisory Agreement between the Adviser and Rowe
            Price-Fleming International, Inc. adding the International Stock
            Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(4)      Form of Amendment to Subadvisory Agreement between the Adviser and
            Manufacturers Adviser Corporation dated December 31, 1996 adding the
            Pacific Rim Emerging Markets, Common Stock, Real Estate Securities,
            Equity Index, Capital Growth Bond, Lifestyle Conservative 280,
            Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit
            (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(4)(a)   Form of Amendment to Subadvisory Agreement between the Adviser and
            Manufacturers Adviser Corporation regarding the Lifestyle Trusts - previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.


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
(d)(4)(b)   Form of Subadvisory Consulting Agreement between Manufacturers
            Adviser Corporation and State Street Global Advisors regarding the
            Lifestyle Trusts - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(5)      Subadvisory Agreement between the Adviser and Miller Anderson &
            Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield
            Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(6)      Subadvisory Agreement between the Adviser and Morgan Stanley Asset
            Management, Inc. dated October 1, 1996 providing for the Global
            Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(7)      Subadvisory Agreement Between the Adviser and Salomon Brothers Asset
            Management Inc dated November 28, 1997 -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(8)      Subadvisory Consulting Agreement Between Salomon Brothers Asset
            Management Inc and Salomon Brothers Asset Management Limited dated
            November 28, 1997 -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(9)      Subadvisory Agreement between the Adviser and Founders Asset
            Management LLC dated April 1, 1998 - previously filed as exhibit
            (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(10)     Form of Subadvisory Agreement between the Adviser and T. Rowe Price
            Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

(d)(11)     Form of Subadvisory Agreement between the Adviser and Wellington
            Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(12)     Form of Subadvisory Agreement between the Adviser and A I M Capital
            Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13)     Form of Subadvisory Agreement between the Adviser and AXA Rosenberg
            Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(14)     Form of Subadvisory Agreement between the Adviser and Capital
            Guardian Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(15)     Form of Subadvisory Agreement between the Adviser and Fidelity
            Management Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16)     Form of Subadvisory Agreement between the Adviser and Franklin
            Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(17)     Form of Subadvisory Agreement between the Adviser and Pacific
            Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18)     Form of Subadvisory Agreement between the Adviser and State Street
            Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(19)     Form of Subadvisory Agreement between the Adviser and Templeton
            Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20)     Form of Subadvisory Agreement between the Adviser and Jennison
            Associates LLC - previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000.

(d)(21)     Form of Subadvisory Agreement between the Adviser and (a) Cohen and
            Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f)
            Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements)- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22)     Form of Subadvisory Agreement between the Adviser and (a) Allegiance
            Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d)
            Navellier Management, (e) Rorer Asset Management, (f) Roxbury
            Capital Management - -- previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

(d)(23)     Form of Subadvisory Agreement Amendment between Manufacturers
            Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c)
            Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller
            Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T.
            Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(d)(24)     Form of Subadvisory Agreement between the Adviser and (a) American
            Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.
            - Previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004, accession number
            0000950135-04-000710.

(d)(25)     Form of Subadvisory Agreement - Fund Asset Management, L.P. -
            Previously filed as exhibit (d)(25) to post effective amendment no.
            60 filed on February 13, 2004, accession number
            0000950135-04-000710.

(d)(26)     Form of Amendment No. 1 to Subadvisory Consulting Agreement -
            Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(27) Form of Subadvisory Agreement - Great Companies, LLC - Previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(28)     Form of Amendment No. 1 to Subadvisory Agreement - MFC Global Asset
            Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(29)     Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds
            Management, Inc., (b) Declaration Management & Research LLC and (c)
            Independence Investment LLC - previously filed as exhibit (a) (29) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(d)(30)     Form of Subadvisory Agreement between the Adviser and (a) Marsico
            Capital Management, LLC and (b) Wells Fargo Fund Management, LLC. -
            Previously filed as exhibit (d)(31) to post effective amendment no.
            63 filed on February 11, 2005, accession number
            0000950135-05-000620.

(d)(31)     Form of Subadvisory Agreement between the Adviser and United States
            Trust Company - Previously filed as exhibit (d)(32) to post effective amendment no. 67 filed on July 14, 2005, accession number
            0000950135-05-003915.

(d)(32)     Form of Subadvisory Agreement between the Adviser and Grantham,
            Mayo, Van Otterloo & Co. LLC - Previously filed as exhibit (d)(33) to post effective amendment no. 67 filed on July 14, 2005, accession number 0000950135-05-003915.

(d)(33) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
            Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g)
            Franklin, (h) GMO, (i) Independence, (ii) John Hancock, (j)
            Jennison, (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management,
            (n) MFC Global, (o) Marsico, (p) MFS, (q) Morgan Stanley, (u)
            Munder, (r) Sustainable Growth, (s) T. Rowe, (t) Templeton, (w)
            Templeton Global, (x) UBS, (y) Wellington, (z) Wells Capital. -
            Previously filed as exhibit (d)(33) to post effective amendment no.
            69 filed on February 10, 2006, accession number
            0000950135-06-000650.

(d)(34)     Form of subadvisory agreement for the following subadvisers: (a)
            Dimensional Fund Advisers, (b) Riversource Investments, (c)
            Sovereign Asset Management, (d) RCM Capital Management and (e)
            Western Asset Management. - Previously filed as exhibit (d)(38) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(35)     Form of Subadvisory Agreement: Salomon Brothers Asset Management -
            Previously filed as exhibit (d)(36) to post effective amendment no.
            69 filed on February 10, 2006, accession number
            0000950135-06-000650.

(d)(36)     Form of assignment of John Hancock Advisers Subadvisory Agreement to
            Sovereign Asset Management - Previously filed as exhibit (d)(37) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(37)     Form of Subadvisory and assignment of Subadvisory Agreement to UST
            Advisers - Previously filed as exhibit (d)(35) to post effective amendment no. 69 filed on February 10, 2006, accession number
            0000950135-06-000650.

(d)(38)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and CAM North America, LLC. dated December 1, 2006 -
            Previously filed as exhibit (d) (39) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(39)     Sub-Subadvisory Agreement between Deutsche Asset Management (Hong
            Kong) Limited and RREEF America, L.L.C. dated April 28, 2006 -
            Previously filed as exhibit (d) (40) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(40)     Sub-Subadvisory Agreement between Deutsche Asset Management
            International GMBH and RREEF America, L.L.C. dated April 28, 2006 -
            Previously filed as exhibit (d) (41) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(41)     Sub-Subadvisory Agreement between Deutsche Investments Australia
            Limited and RREEF America, L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(42)     Sub-Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and RREEF America L.L.C. dated April 28, 2006 -
            Previously filed as exhibit (d) (47) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(43)     Sub-Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and RREEF Global Advisers Limited dated April 28, 2006
            - Previously filed as exhibit (d) (48) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(44)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and Dimensional Fund Advisors Inc. dated April 28,
            2006 - Previously filed as exhibit (d) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(45)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and Munder Capital Management, LLC. dated December 29,
            2006 - Previously filed as exhibit (d) (44) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(46)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and RCM Capital Management LLC. dated April 28, 2006 -
            Previously filed as exhibit (d) (45) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(47)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and RiverSource Investments, LLC. dated April 28, 2006
            - Previously filed as exhibit (d) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(48)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and Western Asset Management Company dated April 28,
            2006 - Previously filed as exhibit (d) (49) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(49) Sub-Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited dated April 28, 2006 -
            Previously filed as exhibit (d) (50) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(50)     Subadvisory Agreements dated April 30, 2007 between John Hancock
            Investment Management Services, LLC and (a) Franklin Advisers and
            (b) Franklin Mutual Advisers relating to Income Trust and Mutual
            Shares Trust, respectively. - FILED HEREWITH.

(d)(51) Amendment to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between John Hancock Investment Management
            Services, LLC and A I M Capital Management, Inc. dated April 28,
            2006 - Previously filed as exhibit (d) (52) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(52) Amendment to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between John Hancock Investment Management
            Services, LLC and A I M Capital Management, Inc. dated June 30, 2006
            - Previously filed as exhibit (d) (53) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(53)     Amendment to Subadvisory Agreement dated May 1, 2004 relating to
            Vista Trust between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. dated June 30, 2006
            - Previously filed as exhibit (d) (54) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(54) Amendment to Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Trust between John Hancock Investment Management
            Services, LLC and BlackRock Investment Management, LLC dated
            December 1, 2006 - Previously filed as exhibit (d) (55) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(55) Amendment to Subadvisory Agreement dated January 25, 1999 relating to the Overseas Equity and U.S. Large Cap Trusts between John
            Hancock Investment Management Services, LLC and Capital Guardian
            Trust Company dated June 30, 2006 - Previously filed as exhibit (d)
            (56) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(56) Amendment to Subadvisory Agreement dated November 23, 2005 relating to Global Real Estate Trust between John Hancock Investment
            Management Services, LLC and Deutsche Asset Management, Inc. dated
            April 28, 2006 - Previously filed as exhibit (d) (57) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(57)     Amendment to Subadvisory Agreement November 23, 2002 relating to
            Dynamic Growth Trust between John Hancock Investment Management
            Services, LLC and Deutsche Asset Management, Inc. dated June 30,
            2006 - Previously filed as exhibit (d) (58) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(58)     Amendment #2 to Subadvisory Agreement dated May 1, 2003 relating to
            Large Cap Value Trust between John Hancock Investment Management
            Services, LLC and Fund Asset Management, L.P. dated June 1, 2006 -
            Previously filed as exhibit (d) (59) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(59) Amendment to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust between John Hancock Investment
            Management Services, LLC and Jennison Associates LLC. dated April
            28, 2006 - Previously filed as exhibit (d) (60) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(60)     Amendment to Subadvisory Agreement dated March 22, 2005 relating to
            International Opportunities Trust between John Hancock Investment
            Management Services, LLC and Marsico Capital Management, LLC. dated
            April 28, 2006 - Previously filed as exhibit (d) (61) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(61)     Amendment to Subadvisory Agreement dated April 30, 2001 relating to
            Utilities Trust between John Hancock Investment Management Services,
            LLC and Massachusetts Financial Services Company dated June 30, 2006
            - Previously filed as exhibit (d) (62) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(62)     Amendment to Subadvisory Agreement dated May 1, 2003 relating to
            Absolute Return Trust between John Hancock Investment Management
            Services, LLC and MFC Global Investment Management (U.S.A.) Limited dated April 28, 2006 - Previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(63)     Subadvisory Agreement between John Hancock Investment Management
            Services, LLC and RCM Capital Management LLC. dated April 28, 2006 -
            Previously filed as exhibit (d) (64) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(64)     Amendment to Subadvisory Agreement dated April, 28 2006 relating to
            Science & Technology Trust between John Hancock Investment
            Management Services, LLC and RCM Capital Management LLC. dated
            October 6, 2006 - Previously filed as exhibit (d) (65) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(65) Amendment to Subadvisory Agreement dated December 1, 2005 relating to Special Value Trust between John Hancock Investment Management
            Services, LLC and Salomon Brothers Asset Management Inc. dated June
            30, 2006 - Previously filed as exhibit (d) (66) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(66)     Subadvisory Agreement relating to Emerging Growth and High Income
            Trusts between John Hancock Investment Management Services, LLC and
            Sovereign Asset Management, LLC. dated April 28, 2006 - Previously filed as exhibit (d) (67) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(67) Amendment to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust between John Hancock Investment
            Management Services, LLC and T. Rowe Price Associates, Inc. dated
            April 28, 2006 - Previously filed as exhibit (d) (68) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(68) Amendment to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Trust between John Hancock Investment
            Management Services, LLC and T. Rowe Price Associates, Inc. dated
            October 30, 2006. - Previously filed as exhibit (d) (69) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(69)     Amendment to Subadvisory Agreement dated April 30, 2003 relating to
            Large Cap Trust between John Hancock Investment Management Services,
            LLC and UBS Global Asset Management dated June 30, 2006 - Previously filed as exhibit (d) (70) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(70)     Amendment to Subadvisory Agreement dated April 30, 2003 relating to
            Global Allocation, Large Cap and Strategic Opportunities Trusts between John Hancock Investment Management Services, LLC and UBS
            Global Asset Management dated December 18, 2006 - Previously filed as exhibit (d) (71) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(71)     Amendment to Subadvisory Agreement dated October 1, 2006 relating to
            Value & Restructuring Trust between John Hancock Investment
            Management Services, LLC and UST Advisers, Inc. dated October 1,
            2006 - Previously filed as exhibit (d) (72) to post effective amendment no. 72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(72)     Amendment to Subadvisory Agreement dated April 29, 2005 relating to
            Core Bond Trust between John Hancock Investment Management Services,
            LLC and Wells Capital Management, Incorporated dated June 30, 2006 -
            Previously filed as exhibit (d) (73) to post effective amendment no.
            72 filed on February 13, 2007, accession number
            0000950135-07-000767.

(d)(73)     Amendments to Subadvisory Agreements dated April 30, 2007 between
            John Hancock Investment Management Services, LLC and (a) MFC Global
            Investment Management (U.S.), LLC, (b) MFC Global Investment
            Management (U.S.A), Ltd., (c) Wellington Investment Management, (d)
            Dimensional Fund Advisors. - FILED HEREWITH.

(d)(74)     Amendment to Subadvisory Agreement dated May 5, 2000 relating to
            Real Return Bond Trust between John Hancock Investment Management
            Services, LLC and Pacific Investment Management Company dated June
            29, 2007. - FILED HEREWITH.

(d)(75) Amendment to Subadvisory Agreement dated January 29, 1999 relating to Special Value Trust between John Hancock Investment Management
            Services, LLC and Wellington Management Company, LLP, dated June 29,
            2007. - FILED HEREWITH.

(d)(76) Amendment to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between John Hancock Investment Management
            Services, LLC and AIM Capital Management, Inc., dated July 1, 2007.
            - FILED HEREWITH.

(d)(77) Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings and American Global
            Diversification Trusts between John Hancock Investment Management
            Services, LLC and MFC Global Investment Management (U.S.A), Ltd. -
            Previously filed as exhibit (a)(48) to post effective amendment no.
            74 filed on July 31, 2007, accession number 0001010521-07-000552.

(d)(78) Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to Global Balanced Trust, Lifecycle 2010 Trust, Lifecycle
            2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle
            2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle
            2045 Trust, Lifecycle 2050 Trust, Lifecycle Retirement Trust between
            John Hancock Investment Management Services, LLC and MFC Global
            Investment Management (U.S.A), Ltd. - FILED HEREWITH.

(d)(79) Form of Amendment to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust between John Hancock
            Investment Management Services, LLC and Wellington Management
            Company, LLP. - FILED HEREWITH.

(d)(80) Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to Floating Rate Income Trust between John Hancock
            Investment Management Services, LLC and Western Asset Management
            Company. - FILED HEREWITH.

(e)         Form of Distribution Agreement between Trust and the distributor -
            Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(e)(1)      Form of Amendment to Distribution Agreement dated September 28, 2004
            - Previously filed as exhibit (e)(1) to post effective amendment no.
            62 filed on November 4, 2004, accession number 0000950135-04-005130.

(f)         Not Applicable

(g)         Custodian Agreement between the Trust and State Street Bank and
            Trust Company dated March 24, 1988 - Previously filed as exhibit (g) to post effective amendment no. 63 filed on February 11, 2005, accession number 0000950135-05-000620.

(h)         Participation Agreement between the Trust and American Fund
            Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

(h)(2)      Transfer Agency Agreement (Series III) between Boston Financial Data
            Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(h)(3)      ClearSky Agreement (Series III) between Automated Business
            Development Corp and the Trust - Previously filed as exhibit (h)(3) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(h)(4)(i) Amended and Restated Participation Agreement dated April 30, 2006 among the Trust, John Hancock Insurance Company (U.S.A.), John
            Hancock Life Insurance Company and John Hancock Variable Life
            Insurance Company and John Hancock Life Insurance Company of New
            York - Previously filed as exhibit (h)(4)(i) to post effective amendment no. 73 filed on April 20, 2007, accession number
            0000950135-07-002355.

(i)         Legal Opinion and Consent regarding the new portfolios - Filed
            Herewith.

(j)         Not Applicable.

(k)         Not Applicable

(l)         Not Applicable

(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

(m)(1) Rule 12b-1 Plan for Series III - Previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

(m)(2)      Amended and Restated Rule 12b-1 Plans for Series I, Series II and
            Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) -
            Previously filed as exhibit (m)(2) to post effective amendment no.
            62 filed on November 4, 2004, accession number 0000950135-04-005130.

(n)         Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit
            (n)(2) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(o)         Not Applicable

(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1) Code of Ethics of the following entities: (a) the Trust, (b) the Adviser to the Trust, (c) the Distributor to the Trust, (d) A I M
            Capital Management, Inc., (e) American Century Investments, (f)
            BlackRock Investment Management LLC., (g) Capital Guardian Trust
            Company, (h) Capital Research Management Company, (i) ClearBridge
            Advisors, LLC, (j) Davis Selected Advisors, L.P., (k) Declaration
            Management & Research LLC, (l) Deutsche Asset Management, Inc.
            (U.S.), (m) Dimensional Fund Advisors, Inc., (n) Franklin Templeton,
            (o) Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch
            Investment Managers), (p) Grantham, Mayo, Van Otterloo & Co. LLC,
            (q) Independence Investment LLC, (r) Jennison Associates LLC, (s)
            John Hancock Advisers, (t) Legg Mason Funds Management, Inc., (u)
            Lord, Abbett & Co., (v) MFC Global Investment Management (U.S.A.)
            Limited, (w) Marsico Capital Management, LLC, (x) Massachusetts
            Financial Services Company, (y) Morgan Stanley Investment
            Management, (z) Munder Capital Management, (aa) Pacific Investment
            Management Company, (bb) Pzena Investment Management, LLC., (cc) RCM
            Capital Management, (dd) RiverSource Investments (Ameriprise):
            Retail Access, (ee) Salomon Brothers (Citigroup) Asset Management
            Inc., (ff) SSgA Funds Management, Inc., (gg) Sovereign Asset
            Management (MFC Global Investment Management (U.S.), LLC., (hh)
            Sustainable Growth Advisers, L.P., (ii) T. Rowe Price Associates,
            Inc., (jj) UBS Global Asset Management, (kk) United States Trust
            Company, (ll) Wellington Management Company, LLP, (mm) Wells Capital
            Management, Inc., (nn) Western Asset Management. - Previously filed as exhibit (p) (17) to post effective amendment no. 72 filed on February 13,2007, accession number 0000950135-07-000767.

(q)(1) Power of Attorney dated March 31, 2006 - All Trustees - Previously filed as exhibit (q)(9) to post effective amendment no. 70 filed on April 26, 2006, accession number 0000950135-06-002682.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Four of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"),

(iii) John Hancock Life Insurance Company ("JHLICO"), and

(iv) John Hancock Variable Life Insurance Company ("JHVLICO").

John Hancock New York, John Hancock USA, JHLICO and JHVLICO (collectively, the "Companies") hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust or the American Global Diversification Trust in proportion to such instructions.

                        MANULIFE FINANCIAL CORPORATION -
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2006

                                                                          JURISDICTION OF
AFFILIATE                                                  % OF EQUITY     INCORPORATION
---------                                                  -----------   ----------------
Manulife Financial Corporation                                 100            Canada
John Hancock Holdings (Delaware) LLC                           100           Delaware
John Hancock Financial Services, Inc.                          100           Delaware
Manulife Management Services Ltd.                              100           Barbados
The Manufacturers Life Insurance Company                       100            Canada
Manulife Bank of Canada                                        100            Canada
Manulife Financial Services Inc.                               100            Canada
Manulife Securities International Ltd.                         100            Canada
Manulife Canada Ltd.                                           100            Canada
First North American Insurance Company                         100            Canada
Equinox Financial Group, Inc.                                  100            Canada
Cantay Holdings Inc.                                           100           Ontario
Regional Power Inc.                                           83.5            Canada
Manulife Data Services Inc.                                    100           Barbados
Manulife Capital Inc.                                          100            Canada
Manulife Enterprises (Alberta) Limited                         100           Alberta
Manulife Enterprises (Bermuda) Limited                         100           Bermuda
Manulife Finance Holdings Limited                              100            Canada
Manulife Finance (Delaware), L.P.(1)                           100           Delaware
Manulife Finance (Alberta) ULC                                 100           Alberta
Manulife Finance (Delaware) LLC                                100           Delaware

----------
(1) The Manufacturers Life Insurance Company is the limited partner (99%) and Manulife Finance Holdings Limited is the general partner (1%).

1293319 Ontario Inc.                                           100           Ontario
FNA Financial Inc.                                             100            Canada
Elliot & Page Limited                                          100           Ontario
NAL Resources Limited                                          100           Alberta
NAL Resources Management Limited                               100            Canada
880 Belgrave Way Holdings Ltd.                                 100       British Columbia
6212344 Canada Limited                                         100            Canada
2015500 Ontario Inc.                                           100           Ontario
2015401 Ontario Inc.                                           100           Ontario
2024385 Ontario Inc.                                           100           Ontario
MFC Global Investment Management (U.S.A.) Limited              100            Canada
Cavalier Cable, Inc.(2)                                        100           Delaware
MFC Global Fund Management (Europe) Limited                    100           England
MFC Global Investment Management (Europe) Limited              100           England
Manulife Holdings (Alberta) Limited                            100           Alberta
Manulife Holdings (Delaware) LLC                               100           Delaware
The Manufacturers Investment Corporation                       100           Michigan
Manulife Reinsurance Limited                                   100           Bermuda
Manulife Reinsurance (Bermuda) Limited                         100           Bermuda
John Hancock Life Insurance Company (U.S.A.)                   100           Michigan
John Hancock Advisers LLC(3)                                   100           Delaware
John Hancock Investment Management Services, LLC(4)            100           Delaware
Manulife Service Corporation                                   100           Colorado
John Hancock Life Insurance Company of New York                100           New York
Ironside Venture Partners I LLC                                100           Delaware
Ironside Venture Partners II LLC                               100           Delaware
Ennal, Inc.                                                    100           Delaware
John Hancock Distributors LLC                                  100           Delaware

----------
(2) The Manufacturers Life Insurance Company (78%) - John Hancock Life Insurance Company (U.S.A.) (22%).

(3) Wholly owned subsidiary of The Berkeley Financial Group LLC [Shown on the John Hancock Subsidiaries LLC chart].

(4) John Hancock Life Insurance Company (U.S.A.)(57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%).

                                                                          JURISDICTION OF
AFFILIATE                                                  % OF EQUITY     INCORPORATION
---------                                                  -----------   ----------------
6306471 Canada Inc.                                            100             Canada
CDF (Thailand) Limited                                         90.2           Thailand
6306489 Canada Inc.                                            100             Canada
OQC (Thailand) Limited.(5)                                     99.5           Thailand
Manulife Insurance (Thailand) Public Company Limited(6)       97.72           Thailand
Manulife Asset Management (Thailand) Company Limited         99.9999          Thailand
Manulife (Singapore) Pte. Ltd.                                 100           Singapore
Manulife (Vietnam) Limited                                     100            Vietnam
Manulife Vietnam Fund Management Company Limited               100            Vietnam
FCM Holdings Inc.                                              100          Philippines
The Pramerica Life Insurance Company, Inc.                     100          Philippines
The Manufacturers Life Insurance Co. (Phils.), Inc.            100          Philippines
FCM Investments, Inc.                                          100          Philippines
Manulife Financial Plans, Inc.                                 100          Philippines
PT Asuransi Jiwa Manulife Indonesia                             95           Indonesia
PT Buanadaya Sarana Informatika(7)                             100           Indonesia
PT Asuransi Jiwa Arta Mandiri Prima                           99.75          Indonesia
PT Indras Insan Jaya Utama(8)                                  100           Indonesia
PT Asuransi Jiwa John Hancock Indonesia(9)                     100           Indonesia
PT Manulife Aset Manajemen Indonesia                           95.3          Indonesia
Manulife Technology & Services Sdn Bhd                         100            Malaysia
Manulife Europe Ruckversicherungs-Aktiengesellschaft           100            Germany
Manulife Holdings (Bermuda) Limited                            100            Bermuda
Manufacturers Life Reinsurance Limited                         100            Barbados
Manufacturers P&C Limited                                      100            Barbados
Manulife International Holdings Limited                        100            Bermuda
Manulife Provident Funds Trust Company Limited                 100           Hong Kong
Manulife Asset Management (Asia) Limited                       100            Barbados
Manulife Asset Management (Hong Kong) Limited                  100           Hong Kong
Manulife (International) Limited                               100            Bermuda
Manulife-Sinochem Life Insurance Co. Ltd.                       51             China
Manulife European Holdings (Bermuda) Limited                   100            Bermuda
Manulife European Investments (Luxembourg) S.a.r.l.            100           Luxembourg
Manulife Hungary Holdings Limited(10)                          100            Hungary
Manulife Alberta Limited                                       100            Alberta
MLI Resources Inc.                                             100            Alberta
Manulife Life Insurance Company(11)                           99.91            Japan
MFC Global Investment Management (Japan) Limited               100             Japan
Y.K. Manulife Properties Japan                                 100             Japan
Manulife Century Investments (Bermuda) Limited                 100            Bermuda
Manulife Century Investments (Luxembourg) S.A.                 100           Luxembourg
Manulife Century Investments (Netherlands) B.V.                100          Netherlands
Manulife Century Holdings (Netherlands) B.V.                   100          Netherlands

----------
(5)  CDF (Thailand) Limited (50.7%) - 6306489 Canada Inc. (48.8%).

(6) OQC (Thailand) Limited (72.75%) - The Manufacturers Life Insurance Company (24.97%).

(7) PT Asuransi Jiwa Manulife Indonesia (99.99%) - PT Indras Insan Jaya Utama (0.01%).

(8) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%).

(9) John Hancock Life Insurance Company (96.24%) [Shown on the John Hancock Holdings (Delaware) LLC chart] - PT Indras Insan Jaya Utama (3.76%).

(10) Manulife European Investments (Luxembourg) S.a.r.l. (99%) - MLI Resources Inc. (1%).

(11) MLI Resources Inc. (35.02%) - Manulife Century Investments (Netherlands) B.V. (32.49%) - Manulife Century Holdings (Netherlands) B.V. (32.4%).

                        MANULIFE FINANCIAL CORPORATION -
                      JOHN HANCOCK HOLDINGS (DELAWARE) LLC
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2006

                                                                          JURISDICTION OF
AFFILIATE                                                  % OF EQUITY     INCORPORATION
---------                                                  -----------   ----------------
Manulife Financial Corporation                                 100             Canada
The Manufacturers Life Insurance Company                       100             Canada
Manulife Management Services Ltd.                              100            Barbados
John Hancock Holdings (Delaware) LLC                           100            Delaware
John Hancock Financial Services, Inc.                          100            Delaware
John Hancock International Services, S.A.(12)                  100            Belgium
John Hancock International Holdings, Inc.                      100         Massachusetts
Manulife Insurance (Malaysia) Berhad                          45.76           Malaysia
Britama Credit Sdn Bhd                                         100            Malaysia
Britama Properties Sdn Bhd                                     100            Malaysia
The E-Software House Sdn Bhd                                   100            Malaysia
British American Investments Pte Ltd.                          100           Singapore
John Hancock International, Inc.                               100         Massachusetts
John Hancock Tianan Life Insurance Company                      50             China
John Hancock Canadian Holdings Limited                         100          Nova Scotia
Old Maritime Corporation Limited                               100          Nova Scotia
John Hancock Canadian Capital Limited(13)                      100          Nova Scotia
John Hancock Canadian LLC                                      100            Delaware
John Hancock Canadian Corporation                              100          Nova Scotia
Long Term Care Partners LLC                                     50            Delaware
John Hancock Insurance Company of Vermont                      100            Vermont
John Hancock Reassurance Company, Ltd.                         100            Bermuda
John Hancock Life Insurance Company                            100         Massachusetts
John Hancock Subsidiaries LLC(14)                              100            Delaware
PT Asuransi Jiwa John Hancock Indonesia(15)                    100           Indonesia
PT Indras Insan Jaya Utama(16)                                 100           Indonesia
Independence Declaration Holdings LLC                          100            Delaware
Declaration Management & Research LLC                          100            Delaware
John Hancock Variable Life Insurance Company                   100         Massachusetts
Manulife Insurance Company                                     100            Delaware
Brazilian Power Development, LLC(17)                           100            Delaware
LR Company, LLC(18)                                            100            Delaware
PTPC Investor LLC                                              88.2           Delaware
Frigate, LLC                                                    85            Delaware
AIMV, LLC                                                      100            Delaware
Baystate Investments, LLC                                      100            Delaware

----------
(12) John Hancock Holdings (Delaware) LLC (99.998%) - John Hancock Financial Services, Inc. (0.002%).

(13) John Hancock Canadian Corporation (99.93%) - John Hancock Financial Services, Inc. ((0.07%) as of November 30, 2006.

(14) See Page 2 for subsidiaries listing for John Hancock Subsidiaries LLC.

(15) John Hancock Life Insurance Company (96.24%) - PT Indras Insan Jaya Utama (3.76%).

(16) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%) [Shown on The Manufactures Life Insurance Company chart].

(17) John Hancock Life Insurance Company (92.98%) - John Hancock Variable Life Insurance Company (7.02%).

(18) John Hancock Life Insurance Company (96.6%) - Manulife Insurance Company (3.4%).

                        MANULIFE FINANCIAL CORPORATION -
                          JOHN HANCOCK SUBSIDIARIES LLC
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2006

                                                                          JURISDICTION OF
AFFILIATE                                                  % OF EQUITY     INCORPORATION
---------                                                  -----------   ----------------
Manulife Financial Corporation                                 100             Canada
The Manufacturers Life Insurance Company                       100             Canada
Manulife Management Services Ltd.                              100            Barbados
John Hancock Holdings (Delaware) LLC                           100            Delaware
John Hancock Financial Services, Inc.                          100            Delaware
John Hancock Life Insurance Company                            100         Massachusetts
John Hancock Subsidiaries LLC                                  100            Delaware
John Hancock Leasing Corporation                               100            Delaware
JHFS One Corp.                                                 100         Massachusetts
LVI, LLC(19)                                                   100            Delaware
John Hancock Property and Casualty Holding Company             100            Delaware
John Hancock Management Company                                100            Delaware
Signature Management Co., Ltd.                                 100            Bermuda
John Hancock Assignment Company                                100            Delaware
Hancock Natural Resource Group, Inc.                           100            Delaware
John Hancock Timber Resource Corporation                       100            Delaware
Hancock Forest Management, Inc.                                100            Delaware
Hancock Natural Resource Group Australia Pty. Limited          100           Australia
Hancock Forest Management (NZ) Limited                         100          New Zealand
PT Timber, Inc.                                                100            Delaware
Viking Timber Management New Zealand Limited                   100          New Zealand
Viking Timber Gerenclamento De Florestas Do Brasil Ltda.      99.8             Brazil
International Forest Investments Ltd.                           70         Cayman Islands
John Hancock Realty Advisors, Inc.                             100            Delaware
John Hancock Realty Management Inc.                            100            Delaware
John Hancock Real Estate Finance, Inc.                         100            Delaware
John Hancock Energy Resources Management Inc.                  100            Delaware
EIF Equity Holdings LLC                                         50            Delaware
CBPF Equity Holdings LLC                                       100            Delaware
REEF Equity Holdings LLC                                       100            Delaware
CEEP Equity Holdings LLC                                       100            Delaware
Hancock Venture Partners, Inc.                                 100            Delaware
HVP - Russia, Inc.                                             100            Delaware
HVP Special Purpose Sub I, Inc.                                100            Delaware
HVP Special Purpose Sub II, Inc.                               100            Delaware
Hancock Capital Management, LLC                                100            Delaware
Hancock Mezzanine Investments, LLC                             100            Delaware
Hancock Mezzanine Investments II, LLC                          100            Delaware
Hancock Mezzanine Investments III, LLC                         100            Delaware
Essex Corporation                                              100            New York
Essex Brokerage Services, Inc.                                 100              Ohio
Fusion Clearing, Inc.                                          100            New York
Essex Holding Company, Inc.                                    100            New York
Essex Corporation of Illinois                                  100            Illinois
Provident Insurance Center, Inc.                               100            Maryland
New Amsterdam Insurance Agency, Inc.                           100            New York
Ameritex Insurance Services, Inc.                              100             Texas
American Annuity Agency of Texas, Inc.                         100             Texas
Essex Agency of Texas, Inc.                                    100             Texas

----------
(19) John Hancock Life Insurance Company (80%) - John Hancock Leasing Corporation (20%).

San Jacinto Insurance Agency, Inc.                             100             Texas
The Berkeley Financial Group LLC                               100            Delaware
MFC Global Investment Management (U.S.) LLC                    100            Delaware
John Hancock Advisers LLC                                      100            Delaware
John Hancock Funds LLC                                         100            Delaware
John Hancock Investment Management Services, LLC(20)           100            Delaware
John Hancock Financial Network, Inc.                           100         Massachusetts
Signator Investors, Inc.                                       100            Delaware
Signator Insurance Agency, Inc.                                100         Massachusetts
John Hancock Signature Services, Inc.                          100            Delaware
JH Networking Insurance Agency, Inc.                           100         Massachusetts

ITEM 25. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a. Name of Investment Company                  Capacity In which acting
-----------------------------                  ------------------------
John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account I

----------
(20) John Hancock Life Insurance Company (U.S.A.) (57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%) [Shown on The Manufacturers Life Insurance Company chart].

John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance                    Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance                    Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance                    Principal Underwriter
Company of New York
Separate Account B

John Hancock Life Insurance Company            Principal Underwriter
Separate Account UV

John Hancock Variable Life Insurance Company   Principal Underwriter
Separate Account S

John Hancock Variable Life Insurance Company   Principal Underwriter
Separate Account U

John Hancock Variable Life Insurance Company   Principal Underwriter
Separate Account V

     John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***  197 Clarendon St., Boston, MA 02116

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***  197 Clarendon St., Boston, MA 02116

c. None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

By A I M Capital Management, Inc., the subadviser to the All Cap Growth Trust and the Small Company Growth Trust, at its offices at 11 Greenway Plaza, Houston, Texas 77046.

By American Century Investment Management, Inc., the subadviser to the Small Company Trust and the Vista Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Trust, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

By Capital Guardian Trust Company., the subadviser to the Income & Value Trust, Overseas Equity Trust and the U.S. Large Cap Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.

By Capital Research Management Company, the subadviser to the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth and Income Trust and the American International Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.

By ClearBridge Advisors, the subadviser to the Special Value Trust, at its offices at 399 Park Avenue, New York, New York 10022.

By Davis Selected Advisers, L.P., the subadviser to the Financial Services Trust and the Fundamental Value Trust, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Declaration Management & Research LLC, the subadviser to the Bond Index Trust A, Bond Index Trust B, Short-Term Bond Trust, Active Bond Trust and the Managed Trust, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Trusts, All Cap Core Trust, Global Real Estate Trust, Dynamic Growth Trust and the Real Estate Securities Trust, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors, the subadviser to the International Small Company Trust, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Franklin Advisers, Inc., the investment adviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.

By Franklin Mutual Advisers, Inc. the investment adviser to the Mutual Shares Trust, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.

By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Trust, Growth Trust, International Core Trust, International Growth Trust, Intrinsic Value Trust, U.S. Core Trust, U.S. Multi Sector Trust, Value Opportunities Trust and the Managed Trust, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Independence Investment LLC, the subadviser to the Growth & Income Trust and the Small Cap Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Lord Abbett & Co., the subadviser to the Mid Cap Value Trust and the All Cap Value Trust, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Marsico Capital Management, LLC, the subadviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 500 Boylston Street, Boston, MA 02116.

By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Trusts, Index 500 Trust, Index 500 Trust B, Index Allocation Trust, Mid Cap Index Trust, Money Market Trust A, Money Market Trust B, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Small Cap Index Trust, Total Stock Market Index Trust, Absolute Return Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust and the American Global Diversification Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

By MFC Global Investment Management (U.S.), LLC, the subadviser to the Emerging Growth Trust, High Income Trust, Strategic Income Trust and the Active Bond Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

By Morgan Stanley Asset Management Inc., the subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020.

By Munder Capital Management, the subadviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Pacific Investment Management Company LLC, the subadviser to the Real Return Trust, Global Bond Trust and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

By Pzena Investment Management, LLC, the subadviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By RCM Capital Management LLC, the subadviser to the Emerging Small Company Trust and Science & Technology Trust, at its offices at Four Embarcadero Center, San Francisco, CA 94111.

By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Trust, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust A and the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Trust, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Equity-Income Trust, Health Science Trust, Mid Value Trust, Real Estate Equity Trust, Small Company Value Trust, Spectrum Income Trust and the Science & Technology Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By Templeton Investment Counsel, LLC, the subadviser to International Value Trust and the International Small Cap Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By UST Advisers, Inc., the subadviser to the Value & Restructuring Trust, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.

By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Trust, Global Allocation Trust and the Strategic Opportunities Trust, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.

By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust and the Small Cap Value Trust, at its offices at 75 State Street, Boston, Massachusetts 02109.

By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.

By Western Asset Management Company, the subadviser to the High Yield Trust, Strategic Bond Trust and the U.S. Government Securities Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30 UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 12th day of October, 2007.

                                        JOHN HANCOCK TRUST


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein
                                            President and Chief Executive
                                            Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                               TITLE                   DATE
---------                               -----                   ----


/s/ Keith F. Hartstein                  President and Chief     October 12, 2007
-------------------------------------   Executive Officer
Keith F. Hartstein


/s/ Gordon M. Shone                     Treasurer               October 12, 2007
-------------------------------------   (Principal Financial
Gordon M. Shone                         Officer and Principal
                                        Accounting Officer)


/s/ Charles L. Bardelis *               Trustee                 October 12, 2007
-------------------------------------
Charles L. Bardelis


/s/ James R. Boyle *                    Trustee                 October 12, 2007
-------------------------------------
James R. Boyle


/s/ Peter S. Burgess *                  Trustee                 October 12, 2007
-------------------------------------
Peter S. Burgess


/s/ Elizabeth G. Cook *                 Trustee                 October 12, 2007
-------------------------------------
Elizabeth G. Cook


/s/ Hassell H. McClellan *              Trustee                 October 12, 2007
-------------------------------------
Hassell H. McClellan


/s/ James M. Oates *                    Trustee                 October 12, 2007
-------------------------------------
James M. Oates


/s/ F. David Rolwing *                  Trustee                 October 12, 2007
-------------------------------------
David Rolwing

* By Power of Attorney

JOHN HANCOCK TRUST


By: /s/ Betsy Anne Seel
    ---------------------------------
    Betsy Anne Seel
    Attorney-In-Fact
    Pursuant to Power of Attorney
    Previously filed with
    Post-Effective Amendment No.70 to
    the Trust's Registration
    Statement On April 26, 2006